                                                     ---------------------------
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                                                     ---------------------------
                                                     OMB Number: 3235-0570
                                                     Expires: September 30, 2007
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                                                     hours per response: 19.4
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-09797

                             AIM Floating Rate Fund
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 12/31

Date of reporting period: 06/30/06

Item 1. Reports to Stockholders.

                                                          AIM FLOATING RATE FUND
                               Semiannual Report to Shareholders o June 30, 2006


                                 [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIM FLOATING RATE FUND SEEKS TO PROVIDE A HIGH LEVEL OF CURRENT INCOME AND, SECONDARILY, PRESERVATION OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of June 30, 2006, and is based on total net assets.

o As of the close of business on             with the overall securities markets.         o A direct investment cannot be made in
April 13, 2006, AIM Floating Rate Fund       Rising interest rates and market price       an index. Unless otherwise indicated,
reorganized from a Closed-End to an          fluctuations will affect the performance     index results include reinvested
Open-End Fund. Information presented for     of the Fund's investments in synthetic       dividends, and they do not reflect sales
Class A shares prior to the                  instruments.                                 charges. Performance of an index of funds
reorganization includes financial data                                                    reflects fund expenses; performance of a
for Class B shares of the Closed-End         o The Fund may hold loans and securities     market index does not.
Fund. Information presented for Class C      that are illiquid and involve greater
shares prior to the reorganization           risk than securities with more liquid        OTHER INFORMATION
includes financial data for Class C          markets.
shares of the Closed-End Fund.                                                            o The Fund's 30-day distribution rate is
                                             ABOUT INDEXES USED IN THIS REPORT            calculated by dividing the annualized sum
ABOUT SHARE CLASSES                                                                       of the previous 30 days' dividends
                                             o The unmanaged LEHMAN BROTHERS U.S.         declared by the offering price per share
o On July 27, 2006, after the close of       AGGREGATE BOND INDEX (the Lehman             on the last day of the period.
the reporting period, all Class B1 shares    Aggregate), which represents the U.S.
converted into Class A shares.               investment-grade fixed-rate bond market      o The returns shown in management's
                                             (including government and corporate          discussion of Fund performance are based
o Class R shares are available only to       securities, mortgage pass-through            on net asset values calculated for
certain retirement plans. Please see the     securities and asset-backed securities),     shareholder transactions. Generally
prospectus for more information.             is compiled by Lehman Brothers, a global     accepted accounting principles require
                                             investment bank.                             adjustments to be made to the net assets
PRINCIPAL RISKS OF INVESTING IN THE FUND                                                  of the Fund at period end for financial
                                             o The unmanaged LIPPER ("CLOSED-END")        reporting purposes, and as such, the net
o The Fund may invest all or                 LOAN PARTICIPATION FUND INDEX represents     asset values for shareholder transactions
substantially all of its assets in senior    an average of the 10 largest Closed-End      and the returns based on those net asset
secured floating rate loans and senior       loan participation funds tracked by          values may differ from the net asset
secured debt securities or other             Lipper Inc., an independent mutual fund      values and returns reported in the
securities rated below investment grade.     performance monitor.                         Financial Highlights.
These securities are generally considered
to have speculative characteristics and      o The unmanaged LIPPER OPEN-END LOAN         o Industry classifications used in this
are subject to greater risk of loss of       PARTICIPATION FUND CATEGORY AVERAGE is       report are generally according to the
principal and interest than higher rated     the average of the returns for all           Global Industry Classification Standard,
securities. Foreign loans and debt           Open-End funds in the loan participation     which was developed by and is the
securities have additional risks,            category, as classified by Lipper. These     exclusive property and a service mark of
including exchange rate changes,             funds invest primarily in participation      Morgan Stanley Capital International Inc.
political and economic developments, the     interests in collateralized senior           and Standard & Poor's.
relative lack of information about those     corporate loans that have floating or
companies and the potential lack of          variable rates.                              The Fund provides a complete list of its
strict financial and accounting controls                                                  holdings four times in each fiscal year,
and standards.                               o The unmanaged CSFB LEVERAGED LOAN INDEX    at the quarter-ends. For the second and
                                             is an index of below-investment-grade        fourth quarters, the lists appear in the
o The Fund may use leverage, which           loans designed to mirror the investable      Fund's semiannual and annual reports to
entails special risks such as magnifying     universe of the U.S. dollar-denominated      shareholders. For the first and third
changes in the value of the portfolio's      leveraged loan market. The index is          quarters, the Fund files the lists with
securities.                                  compiled by Credit Suisse First Boston       the Securities and Exchange Commission
                                             Corporation, a well-known global             (SEC) on Form N-Q. The most recent list
o The Fund is nondiversified, which          investment bank.                             of portfolio holdings is available at
increases risks.                                                                          AIMinvestments.com. From our home page,
                                             o The Fund is not managed to track the       click on Products & Performance, then
o Floating rate investments are not money    performance of any particular index,         Mutual Funds, then Fund Overview. Select
market funds, and the Fund will not          including the indexes defined here, and      your Fund from the drop-down menu and
maintain a stable net asset value (NAV).     consequently, the performance of the Fund    click on Complete Quarterly Holdings.
                                             may deviate significantly from the           Shareholders can also look up the Fund's
o The Fund invests in synthetic              performance of the indexes.                  Forms N-Q on the SEC Web site at sec.gov.
instruments, the value of which may not
correlate perfectly
                                                                                          Continued on page 5

                                                                                          ==========================================

=======================================================================================   FUND NASDAQ SYMBOLS

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,     Class A Shares                    AFRAX
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                                      Class C Shares                    AFRCX

=======================================================================================   Class R Shares                    AFRRX
NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE
                                                                                          ==========================================
AIMinvestments.com

AIM FLOATING RATE FUND


                    DEAR FELLOW SHAREHOLDERS OF THE AIM FAMILY OF
                    FUNDS--Registered Trademark-- :

                    We're pleased to provide you with this report, which includes a discussion of how your Fund was managed during the period under review in this report, and what factors affected its performance. That discussion begins on page 3.

                       It's been said nothing is certain but death and taxes. We
      [GRAHAM       would venture to add that one other thing is certain:
       PHOTO]       Markets change--and change often--in the short term. The
                    first six months of 2006 were a perfect example. Domestic and global equity markets were generally strong during the early months of the period, but they became considerably more volatile and negative beginning in May. Inflation fears were the primary cause of this change in market sentiment:

                       o Amid signs of rising inflation, the U.S. Federal
 ROBERT H. GRAHAM        Reserve Board continued to raise interest rates in
                         response to inflation risks.

                       o The dollar remained weak, making imports more expensive
                         and thereby raising inflation.

                       o Oil prices remained at historically high levels,
                         threatening to reduce consumer spending--and possibly slowing the U.S. economy.

                       While we can't do anything about the ambiguity and
                    uncertainty surrounding death and taxes, we can suggest an
      [TAYLOR       alternative to reacting to fluctuating short-term market
       PHOTO]       conditions: Maintain a diversified portfolio. AIM
                    Investments--Registered Trademark-- can help by offering a broad product line that gives your advisor the necessary
                    tools to build a portfolio that's right for you regardless of market conditions. AIM offers a comprehensive range of
                    retail mutual funds, including domestic, global and
                    international equity funds, taxable and tax-exempt
   PHILIP TAYLOR    fixed-income funds, and a variety of allocation
                    portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                       We also believe in the value of a trusted financial
                    advisor who can create an investment plan you can stick with for the long term. Your advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                    OUR COMMITMENT TO YOU

                    In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                       Information about investing, the markets and your Fund is
                    always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.


                    Sincerely,

                    /S/ ROBERT H. GRAHAM                 /S/ PHILIP TAYLOR

                    Robert H. Graham                     Philip Taylor
                    Vice Chair -- AIM Funds              President -- AIM Funds
                    Chair, AIM Investments               CEO, AIM Investments


                    August 10, 2006


                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM FLOATING RATE FUND


                    DEAR FELLOW AIM FUND SHAREHOLDERS:

                    At our meeting at the end of June, your Board completed its comprehensive review* of each fund's advisory agreement with A I M Advisors, Inc. (AIM) to make certain your interests are being served in terms of fees, performance and operations.

     [CROCKETT         Looking ahead, your Board finds many reasons to be
       PHOTO] positive about AIM's management and strategic direction. Most importantly, AIM management's investment management discipline is paying off in terms of improved overall performance. While work remains to be done, AIM's complex-wide, asset-weighted mutual fund performance for the trailing one-, three- and five-year periods is at its
 BRUCE L. CROCKETT  highest since 2000. We are also pleased with AIM management's efforts to seek more cost-effective ways of delivering superior service.

                       In addition, AIM is realizing the benefits of belonging
                    to a leading independent global investment management organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP manages more than $414 billion globally, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they can serve you by enhancing performance and reducing costs.

                       The seven new AIM funds--which include Asian funds,
                    structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                       Your Board is very pleased with the overall direction and
                    progress of the AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.


                    Sincerely,


                    /S/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board

                    August 10, 2006


                    *To learn more about all the factors we considered before approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site (aiminvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of the advisory agreement information for your Fund is also included in this semiannual report on pages 7-8.

AIM FLOATING RATE FUND

MANAGEMENT'S DISCUSSION                                                                   o Cash flow--sales and earnings
OF FUND PERFORMANCE                                                                       breakdown, current and planned cash
                                                                                          requirements and earnings predictability.
=======================================================================================
PERFORMANCE SUMMARY                                                                       o Financial flexibility--access to
                                             ==========================================   additional capital.
For the six month period ending              FUND VS. INDEXES
June 30, 2006, the Fund outperformed the                                                     We manage risk by holding daily credit
Lehman Brothers U.S. Aggregate Bond Index    CUMULATIVE TOTAL RETURNS, 12/31/05-6/30/06,  and trading discussions, combined with
(the Lehman Aggregate). The Fund invests     EXCLUDING APPLICABLE SALES CHARGES. IF       frequent comprehensive credit reviews of
in lower-rated fixed-income instruments,     SALES CHARGES WERE INCLUDED, RETURNS         all holdings in the portfolio to
primarily senior secured corporate loans,    WOULD BE LOWER.                              determine whether each company has the
and this asset class outperformed the                                                     ability to meets its objectives.
broad market of investment-grade bonds,      Class A Shares                       3.16%
which the Lehman Aggregate represents.                                                       Our sell discipline is designed to
The Fund slightly underperformed the CSFB    Class B1 Shares*                     3.27    avoid loss of principal. Some conditions
Index mostly due to our conservative                                                      that may cause us to reduce or sell a
investment approach and our broadly          Class C Shares                       2.98    position include:
diversified portfolio.
                                             Class R Shares*                      3.10    o Unfavorable industry trends, poor
   The Fund's long-term performance                                                       performance, or lack of access to capital
appears on page 5.                           Lehman Brothers U.S. Aggregate               that may cause the company to fail to
                                             Bond Index (Broad Market Index)     -0.72    meet its planned objectives.
(1) Lipper recently reclassified AIM
    Floating Rate Fund from the Lipper       CSFB Leveraged Loan Index                    o Earnings potential and/or price
    Closed-End Loan Participation Fund       (Style-Specific Index)               3.42    potential improvement has been met or
    category to the Lipper Open-End Loan                                                  exceeded more attractive investment
    Participation Fund category.             Lipper Open-End Loan Participation(1)        opportunities.
                                             Category Average (Peer Group Index)  2.50
                                                                                          MARKET CONDITIONS AND YOUR FUND
                                             Lipper Closed-End Loan
                                             Participation Fund Index                       The U.S. Federal Reserve Board (the Fed)
                                             (Former Peer Group Index)      3.27          continued raising interest rates,
                                                                                          adversely affecting the broad bond market
                                                                                          as represented by the Lehman Aggregate.
                                                                                          During the reporting period, the Fed
                                             SOURCE: LIPPER INC., BLOOMBERG L.P.          raised the key federal funds target rate
                                                                                          from 4.25% to 5.25%, increasing it four
                                                                                          times in increments of 0.25%.
                                             * Share class incepted during the
                                               reporting period. See page 5 for              Because it was not adversely affected
                                               detailed explanation of fund performance.  by rising interest rates, the bank loan
                                             ==========================================   asset class in which your Fund invests
=======================================================================================   generally fared better than the broad
                                                                                          bond market. Interest rates on these
HOW WE INVEST                                conducting an in-depth credit analysis on    loans usually move in tandem with the
                                             all available loans in both the primary      three-
We believe a carefully selected portfolio    (new issue) and secondary (or trading)
of senior secured loans, chosen from a       markets.                                                                   (continued)
broad source of issuers and carefully
selected based on credit quality                We examine each company's:
considerations may provide a steady
stream of income with some capital           o Management--experience, depth and track
protection.                                  record.

   We construct the portfolio with a         o Industry position and dynamics--company
conservative approach, focusing on credit    niche, size, vulnerabilities and
quality and low volatility. We choose        suppliers, as well as industry challenges
holdings based on our risk/return and        and potential.
relative value analysis,
                                             o Assets--their quality (valuation and
                                             convertibility to cash) and divisibility.

==========================================   ==========================================   ==========================================

PORTFOLIO COMPOSITION                        TOP 5 INDUSTRIES*                            TOP 10 ISSUERS*

By sector based on total investments         1. Broadcasting & Cable TV          10.9%     1. Spectrum Brands, Inc.             1.6%

Consumer Discretionary              31.1%    2. Specialty Chemicals               4.6      2. Cequel III                        1.5

Industrials                         18.7     3. Diversified Commercial &                   3. Adelphia (Olympus Cable Holding)
                                                Professional Services             4.4         Communications Corp.              1.5
Materials                           12.0
                                             4. Leisure Facilities                4.2      4. Graham Packaging Co., L.P.        1.5
Consumer Staples                     7.8
                                             5. Industrial Conglomerates          4.0      5. Qwest Corporation                 1.5
Health Care                          7.0
                                                                                           6. Safety-Kleen Corp.                1.4
Telecommunication Services           5.1     TOTAL NET ASSETS          $194.7 MILLION
                                                                                           7. Metro-Goldwin-Mayer, Inc.         1.3
Information Technology               4.9     TOTAL NUMBER OF HOLDINGS*            395
                                                                                           8. RH Donnelley Corp.                1.3
Financials                           4.1
                                                                                           9. Starbound Holdings                1.3
Energy                               3.4
                                                                                          10. Lyondell Petrochemical            1.2
Utilities                            2.3

Money Market Funds                   3.6


The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.

==========================================   ==========================================   ==========================================

AIM FLOATING RATE FUND

month London Interbank Offered Rate          the consumer discretionary sector, our                           TOM EWALD, portfolio
(LIBOR), which is the rate of interest at    largest industry exposure was in                                 manager, is lead
which banks borrow funds from other          broadcasting and cable TV. In the                  [EWALD        manager of AIM
banks. Adjusted daily, the LIBOR began       industrials sector, our most significant           PHOTO]        Floating Rate Fund.
the period at 4.54% and ended it at          weightings tended to be in diversified                           Mr. Ewald joined
5.48%. In line with LIBOR, your Fund's       commercial and professional services                             INVESCO in 2000 as a
yield generally increased as LIBOR rose.     followed by industrial conglomerates. In                         credit analyst and
For Class C shares, the Fund's 30-day        materials, we favored the specialty                              was promoted
distribution rate at net asset value         chemicals industry.                          to portfolio manager of certain other
increased from 5.14% to 5.76% during the                                                  funds in 2001. Prior to joining INVESCO,
reporting period.                               For the reporting period, there was       Mr. Ewald was a portfolio manager at
                                             relatively little change in our sector       another firm. Mr. Ewald earned an A.B.
   Key market factors affecting the bank     weightings. Any small changes were           from Harvard College and an M.B.A. from
loan asset class and your Fund for the       usually the result of adjustments to the     the Darden School of Business at the
reporting period included supply and         portfolio to improve the spread and to       University of Virginia.
demand, interest rate spreads and            reduce leverage in the Fund. The Fund had
defaults. In our last report for calendar    been averaging approximately 10 to 15%       GREG STOECKLE, portfolio manager, is
year 2005, we noted that loan supply was     leverage. The Fund uses leverage in an       manager of AIM Floating Rate Fund. Mr.
strong and that demand was rising even       attempt to improve return and manage the     Stoeckle joined INVESCO in 1999 and has
faster. This trend continued into the        potentially negative effects of holding      held several senior management positions
first quarter of 2006 but began to           cash. During the reporting period, we        within the bank loan group. He began his
reverse in the second quarter as supply      temporarily reduced the leverage to zero     investment career in 1987 as a credit
began to outpace demand. The surplus of      as we transitioned from a Closed-End         analyst for another firm. Mr. Stoeckle
bank loans has affected both the             structure to an Open-End structure in        earned a B.S. from Ursinus College and an
leveraged loan new issue and secondary       April. The Closed-End structure allowed      M.B.A. from Saint Joseph's University.
markets.                                     for daily purchases and limited
                                             redemptions at a quarterly interval. The
   As supply increased, we observed          new Open-End structure allows for daily
spreads began to widen, resulting in         purchases and daily redemptions.
lower prices and higher yields. We viewed
the softening of the secondary market as     IN CLOSING
a positive trend as it tended to drive
down unsustainable prices and reduce the        We view this Fund as an alternative
risk of loss associated with the pay down    investment within an investor's
of loans purchased at a premium over par     portfolio, one which has little
value. Consistent with your Fund's more      correlation to other types of
conservative approach, we generally avoid    investments, thereby increasing overall
paying up for loans, especially for          diversification. We would like to welcome
companies with higher leverage and lower     any new shareholders who invested in the
credit quality.                              Fund during the reporting period and
                                             would like to thank existing shareholders
   At the end of 2005, there was a small     for their continued investment in AIM
increase in the default rate, which rose     Floating Rate Fund.
to 3.02%. However, by June 30, 2006, the
default rate had decreased to 2.28%. Your    THE VIEWS AND OPINIONS EXPRESSED IN
Fund experienced no defaults during the      MANAGEMENT'S DISCUSSION OF FUND
reporting period.                            PERFORMANCE ARE THOSE OF A I M ADVISORS,
                                             INC. THESE VIEWS AND OPINIONS ARE SUBJECT
   Because the loan market is driven by      TO CHANGE AT ANY TIME BASED ON FACTORS
businesses' specific needs, our              SUCH AS MARKET AND ECONOMIC CONDITIONS.
investment options are generally limited     THESE VIEWS AND OPINIONS MAY NOT BE
to the loans that are available in the       RELIED UPON AS INVESTMENT ADVICE OR
market at any given time. Also, companies    RECOMMENDATIONS, OR AS AN OFFER FOR A
in certain sectors and industries are        PARTICULAR SECURITY. THE INFORMATION IS
more likely than others to use senior        NOT A COMPLETE ANALYSIS OF EVERY ASPECT
secured loans.                               OF ANY MARKET, COUNTRY, INDUSTRY,
                                             SECURITY OR THE FUND. STATEMENTS OF FACT
   While we do have a sector strategy,       ARE FROM SOURCES CONSIDERED RELIABLE, BUT
our main emphasis is on fundamentals such    A I M ADVISORS, INC. MAKES NO
as credit quality and relative valuation     REPRESENTATION OR WARRANTY AS TO THEIR
of individual loans. Continuing our view     COMPLETENESS OR ACCURACY. ALTHOUGH
from late 2005, we selectively favored       HISTORICAL PERFORMANCE IS NO GUARANTEE OF
loans in the consumer discretionary,         FUTURE RESULTS, THESE INSIGHTS MAY HELP
industrials and materials sectors. In        YOU UNDERSTAND OUR INVESTMENT MANAGEMENT
                                             PHILOSOPHY.

                                                    See important Fund and index                              [RIGHT ARROW GRAPHIC]
                                              disclosures on the inside front cover.
                                                                                          FOR A PRESENTATION OF YOUR FUND'S
                                                                                          LONG-TERM PERFORMANCE, PLEASE SEE PAGE 5.

AIM FLOATING RATE FUND


YOUR FUND'S LONG-TERM PERFORMANCE

==========================================

AVERAGE ANNUAL TOTAL RETURNS                    THE INCEPTION DATE FOR THE OPEN-END       CLASS B1 AND CLASS C SHARE PERFORMANCE
                                             FUND'S CLASS B1 SHARES AND CLASS R SHARES    REFLECTS THE APPLICABLE CONTINGENT
As of 6/30/06, including applicable sales    IS APRIL 13, 2006; RETURNS SINCE THAT        DEFERRED SALES CHARGE (CDSC) FOR THE
charges                                      DATE ARE HISTORICAL RETURNS. ALL OTHER       PERIOD INVOLVED. THE CDSC ON CLASS B1
                                             RETURNS ARE BLENDED RETURNS OF HISTORICAL    SHARES DECLINES FROM 3% BEGINNING AT THE
CLASS A SHARES                               CLASS B1 SHARES AND CLASS R SHARES,          TIME OF PURCHASE TO 0% AT THE BEGINNING
Inception (5/1/97)                   4.48%   RESPECTIVELY, AND RESTATED PERFORMANCE OF    OF THE FIFTH YEAR. THE CDSC FOR CLASS C
 5 Years                             3.87    THE CLOSED-END FUND'S CLASS B SHARES (FOR    SHARES IS 1% FOR THE FIRST YEAR AFTER
 1 Year                              3.59    PERIODS PRIOR TO THE INCEPTION DATE OF       PURCHASE. CLASS R SHARES DO NOT HAVE A
                                             THE OPEN-END FUND'S CLASS B1 SHARES AND      FRONT-END SALES CHARGE; RETURNS SHOWN ARE
CLASS B1 SHARES                              CLASS R SHARES) AT NAV OF THE CLOSED-END     AT NET ASSET VALUE AND DO NOT REFLECT A
Inception                            4.78%   FUND'S CLASS B SHARES. THE CLOSED-END        0.75% CDSC WHICH MAY BE IMPOSED ON A
 5 Years                             4.41    FUND'S CLASS B SHARE INCEPTION DATE IS       TOTAL REDEMPTION OF RETIREMENT PLAN
 1 Year                              3.36    MAY 1, 1997.                                 ASSETS WITHIN THE FIRST YEAR.

CLASS C SHARES                                  THE PERFORMANCE DATA QUOTED REPRESENT        THE PERFORMANCE OF THE FUND'S SHARE
Inception (3/31/00)                  3.90%   PAST PERFORMANCE AND CANNOT GUARANTEE        CLASSES WILL DIFFER PRIMARILY DUE TO
 5 Years                             4.12    COMPARABLE FUTURE RESULTS; CURRENT           DIFFERENT SALES CHARGE STRUCTURES AND
 1 Year                              5.05    PERFORMANCE MAY BE LOWER OR HIGHER.          CLASS EXPENSES.
                                             PLEASE VISIT AIMINVESTMENTS.COM FOR THE
CLASS R SHARES                               MOST RECENT MONTH-END PERFORMANCE.              A REDEMPTION FEE OF 2% WILL BE IMPOSED
Inception                            4.77%   PERFORMANCE FIGURES REFLECT FUND             ON CERTAIN REDEMPTIONS OR EXCHANGES OUT
 5 Years                             4.38    EXPENSES, THE REINVESTMENT OF                OF THE FUND WITHIN 30 DAYS OF PURCHASE.
 1 Year                              6.19    DISTRIBUTIONS, AND CHANGES IN NET ASSET      EXCEPTIONS TO THE REDEMPTION FEE ARE
                                             VALUE. INVESTMENT RETURN AND PRINCIPAL       LISTED IN THE FUND'S PROSPECTUS.
CUMULATIVE TOTAL RETURNS                     VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE
                                             A GAIN OR LOSS WHEN YOU SELL SHARES.            HAD FEES NOT BEEN WAIVED AND/OR
4/13/06-6/30/06                                                                           EXPENSES REIMBURSED ON CLASS C SHARES,
Class B1 Shares                      0.87%      CLASS A SHARE PERFORMANCE REFLECTS THE    RETURNS WOULD HAVE BEEN LOWER.
                                             MAXIMUM 2.50% SALES CHARGE AND
Class R Shares                       0.71

==========================================

ON APRIL 13, 2006 THE FUND REORGANIZED
FROM A CLOSED-END FUND TO AN OPEN-END
FUND.

   CLASS A AND C SHARE RETURNS PRIOR TO
APRIL 13, 2006, ARE THE HISTORICAL
PERFORMANCE OF THE CLOSED-END FUND'S
CLASS B AND C SHARES, RESPECTIVELY.





Continued from inside front cover

Copies of the Fund's Forms N-Q may be        A description of the policies and            Information regarding how the Fund voted
reviewed and copied at the SEC Public        procedures that the Fund uses to             proxies related to its portfolio
Reference Room at 100 F Street, N.E.,        determine how to vote proxies relating to    securities during the 12 months ended
Washington, D.C. 20549. You can obtain       portfolio securities is available without    June 30, 2006, is available at our Web
information on the operation of the          charge, upon request, from our Client        site. Go to AIMinvestments.com, access
Public Reference Room, including             Services department at 800-959-4246 or on    the About Us tab, click on Required
information about duplicating fee            the AIM Web site, AIMinvestments.com. On     Notices and then click on Proxy Voting
charges, by calling 202-942-8090 or          the home page, scroll down and click on      Activity. Next, select the Fund from the
800-732-0330, or by electronic request at    AIM Funds Proxy Policy. The information      drop-down menu. The information is also
the following e-mail address:                is also available on the SEC Web site,       available on the SEC Web site, sec.gov.
publicinfo@sec.gov. The SEC file numbers     sec.gov.
for the Fund are 811-09913 and 333-36074.

                                      [ARROW
                                      BUTTON          For More Information Visit
                                      IMAGE]              AIMinvestments.com

AIM FLOATING RATE FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      may use the information in this table,       (except Class B1 and Class R) for the
                                             together with the amount you invested, to    period ended June 30, 2006, appear in the
As a shareholder of the Fund, you incur      estimate the expenses that you paid over     table "Fund vs. Indexes" on page 3. The
two types of costs: (1) transaction          the period. Simply divide your account       actual cumulative total returns at net
costs, which may include sales charges       value by $1,000 (for example, an $8,600      asset value after expenses for Class B1
(loads) on purchase payments; contingent     account value divided by $1,000 = 8.6),      and Class R for the period as of close of
deferred sales charges on redemptions;       then multiply the result by the number in    business April 13, 2006, through
and redemption fees, if any; and (2)         the table under the heading entitled         June 30, 2006, appear on page 5.
ongoing costs, including management fees;    "Actual Expenses Paid During Period" to
distribution and/or service fees (12b-1);    estimate the expenses you paid on your          THE HYPOTHETICAL ACCOUNT VALUES AND
and other Fund expenses. This example is     account during this period (as of close      EXPENSES MAY NOT BE USED TO ESTIMATE THE
intended to help you understand your         of business April 13, 2006, through June     ACTUAL ENDING ACCOUNT BALANCE OR EXPENSES
ongoing costs (in dollars) of investing      30, 2006, for the Class B1 and Class R       YOU PAID FOR THE PERIOD. YOU MAY USE THIS
in the Fund and to compare these costs       shares). Because the actual ending           INFORMATION TO COMPARE THE ONGOING COSTS
with ongoing costs of investing in other     account value and expense information in     OF INVESTING IN THE FUND AND OTHER FUNDS.
mutual funds. With the exception of the      the example is not based upon a six month    TO DO SO, COMPARE THIS 5% HYPOTHETICAL
actual ending account value and expenses     period for the Class B1 and Class R          EXAMPLE WITH THE 5% HYPOTHETICAL EXAMPLES
of the Class B1 and Class R shares, the      shares, the ending account value and         THAT APPEAR IN THE SHAREHOLDER REPORTS OF
example is based on an investment of         expense information may not provide a        THE OTHER FUNDS.
$1,000 invested at the beginning of the      meaningful comparison to mutual funds
period and held for the entire period        that provide such information for a full        Please note that the expenses shown in
January 1, 2006, through June 30, 2006.      six month period.                            the table are meant to highlight your
The actual ending account value and                                                       ongoing costs only and do not reflect any
expenses of the Class B1 and Class R                                                      transactional costs, such as sales
shares in the below example are based on     HYPOTHETICAL EXAMPLE FOR                     charges (loads) on purchase payments,
an investment of $1,000 invested as of       COMPARISON PURPOSES                          contingent deferred sales charges on
close of business April 13, 2006 (the                                                     redemptions, and redemption fees, if any.
date the share classes commenced             The table below also provides information    Therefore, the hypothetical information
operations) and held through June 30, 2006.  about hypothetical account values and        is useful in comparing ongoing costs
                                             hypothetical expenses based on the Fund's    only, and will not help you determine the
ACTUAL EXPENSES                              actual expense ratio and an assumed rate     relative total costs of owning different
                                             of return of 5% per year before expenses,    funds. In addition, if these
The table below provides information         which is not the Fund's actual return.       transactional costs were included, your
about actual account values and actual       The Fund's actual cumulative total           costs would have been higher.
expenses. You                                returns at net asset value after expenses

====================================================================================================================================

                                                  ACTUAL                           HYPOTHETICAL
                                                                        (5% ANNUAL RETURN BEFORE EXPENSES)

                 BEGINNING              ENDING             EXPENSES          ENDING             EXPENSES         ANNUALIZED
SHARE          ACCOUNT VALUE        ACCOUNT VALUE         PAID DURING     ACCOUNT VALUE        PAID DURING        EXPENSE
CLASS            (1/1/06)           (6/30/06)(1)           PERIOD(2,4)     (6/30/06)            PERIOD(5)         RATIO(3)
  A              $1,000.00            $1,031.60              $8.46         $1,016.46             $8.40              1.68%
 B1(1)            1,000.00             1,008.70               3.61          1,016.46              8.40              1.68
  C               1,000.00             1,029.80              10.22          1,014.73             10.14              2.03
 R(1)             1,000.00             1,007.10               3.28          1,017.21              7.65              1.53

(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2006, through
    June 30, 2006 (as of close of business April 13, 2006, through June 30, 2006, for the Class B1 and Class R shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year. For the Class B1 and Class R shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 78 (as of close of business April 13, 2006, through June 30, 2006)/365. Because the Class B1 and Class R shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.

(3) As of close of business April 13, 2006, the Fund, which was previously a Closed-End Fund, was reorganized as an Open-End Fund.
    In addition, prior to the reorganization, the Closed-End Fund employed a leverage strategy. The Fund intends to implement the leverage strategy in the future. The annualized expense ratio restated as if the expenses of the Open-End Fund and the use of the leverage strategy had been in effect throughout the entire most recent fiscal half year (as of close of business on April
    13, 2006, through June 30, 2006, for the Class B1 and Class R shares) is 1.82%, 1.82%, 2.32% and 2.07% for the Class A, B1, C
    and R shares, respectively.

(4) The actual expenses paid restated as if the changes discussed above in footnote 3 had been in effect throughout the entire most recent fiscal half year 2006 (as of close of business on April 13, 2006, through June 30, 2006, for the Class B1 and
    Class R shares) are $9.17, $3.91, $11.68 and $4.44 for the Class A, B1, C and R shares, respectively.

(5) Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Class B1 and Class R shares of the Fund and other funds because such data is based on a full six month period. The hypothetical expenses paid restated as if the changes discussed above in footnote 3 had been in effect throughout the entire most recent fiscal half year are $9.10, $9.10, $11.58 and $10.34 for the Class A, B1, C
    and R shares, respectively.

====================================================================================================================================

AIM FLOATING RATE FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Counselor       rently is providing satisfactory services    Fund under the Advisory Agreement. The
Series Trust (the "Board") oversees the      in accordance with the terms of the          Board compared effective contractual
management of AIM Floating Rate Fund (the    Advisory Agreement.                          advisory fee rates at a common asset
"Fund") and, as required by law,                                                          level at the end of the past calendar
determines annually whether to approve       o The performance of the Fund relative to    year and noted that the Fund's rate was
the continuance of the Fund's advisory       comparable funds. The Board reviewed the     below the median rate of the funds
agreement with A I M Advisors, Inc.          performance of AIM Floating Rate Fund, a     advised by other advisors with investment
("AIM"). Based upon the recommendation of    closed-end interval fund which was           strategies comparable to those of the
the Investments Committee of the Board,      converted into the Fund (the "Predecessor    Fund that the Board reviewed. The Board
at a meeting held on June 27, 2006, the      Fund"), during the past one, three and       noted that AIM has agreed to limit the
Board, including all of the independent      five calendar years against the              Fund's total annual operating expenses,
trustees, approved the continuance of the    performance of funds advised by other        as discussed below. Based on this review,
advisory agreement (the "Advisory            advisors with investment strategies          the Board concluded that the advisory fee
Agreement") between the Fund and AIM for     comparable to those of the Predecessor       rate for the Fund under the Advisory
another year, effective July 1, 2006.        Fund. The Board noted that the               Agreement was fair and reasonable.
                                             Predecessor Fund's performance was
   The Board considered the factors          comparable to the median performance of      o Expense limitations and fee waivers.
discussed below in evaluating the            such comparable funds for the one year       The Board noted that AIM has voluntarily
fairness and reasonableness of the           period and below such median performance     agreed to waive fees and/or limit
Advisory Agreement at the meeting on         for the three and five year periods.         expenses of the Fund in an amount
June 27, 2006 and as part of the Board's     Based on this review and after taking        necessary to limit total annual operating
ongoing oversight of the Fund. In their      account of all of the other factors that     expenses to a specified percentage of
deliberations, the Board and the             the Board considered in determining          average daily net assets for each class
independent trustees did not identify any    whether to continue the Advisory             of the Fund. The Board considered the
particular factor that was controlling,      Agreement for the Fund, the Board            voluntary nature of this fee
and each trustee attributed different        concluded that no changes should be made     waiver/expense limitation and noted that
weights to the various factors.              to the Fund and that it was not necessary    it can be terminated at any time by AIM
                                             to change the Fund's portfolio management    without further notice to investors. The
   One responsibility of the independent     team at this time. Although the              Board considered the effect this fee
Senior Officer of the Fund is to manage      independent written evaluation of the        waiver/expense limitation would have on
the process by which the Fund's proposed     Fund's Senior Officer (discussed below)      the Fund's estimated expenses and
management fees are negotiated to ensure     only considered Fund performance through     concluded that the levels of fee
that they are negotiated in a manner         the most recent calendar year, the Board     waivers/expense limitations for the Fund
which is at arms' length and reasonable.     also reviewed more recent Fund               were fair and reasonable.
To that end, the Senior Officer must         performance, which did not change their
either supervise a competitive bidding       conclusions.                                 o Breakpoints and economies of scale. The
process or prepare an independent written                                                 Board reviewed the structure of the
evaluation. The Senior Officer has           o The performance of the Fund relative to    Fund's advisory fee under the Advisory
recommended an independent written           indices. The Board reviewed the              Agreement, noting that it contains three
evaluation in lieu of a competitive          performance of the Predecessor Fund          breakpoints. The Board reviewed the level
bidding process and, upon the direction      during the past one, three and five          of the Fund's advisory fees, and noted
of the Board, has prepared such an           calendar years against the performance of    that such fees, as a percentage of the
independent written evaluation. Such         the Lipper Closed-End Loan Participation     Fund's net assets, would decrease as net
written evaluation also considered           Index. The Board noted that the              assets increase because the Advisory
certain of the factors discussed below.      Predecessor Fund's performance was           Agreement includes breakpoints. The Board
In addition, as discussed below, the         comparable to the performance of such        noted that, due to the Fund's asset
Senior Officer made a recommendation to      Index for the one year period and below      levels at the end of the past calendar
the Board in connection with such written    such Index for the three and five year       year and the way in which the advisory
evaluation.                                  periods. Based on this review and after      fee breakpoints have been structured, the
                                             taking account of all of the other           Fund has yet to benefit from the
   The discussion below serves as a          factors that the Board considered in         breakpoints. The Board concluded that the
summary of the Senior Officer's              determining whether to continue the          Fund's fee levels under the Advisory
independent written evaluation and           Advisory Agreement for the Fund, the         Agreement therefore would reflect
recommendation to the Board in connection    Board concluded that no changes should be    economies of scale at higher asset levels
therewith, as well as a discussion of the    made to the Fund and that it was not         and that it was not necessary to change
material factors and the conclusions with    necessary to change the Fund's portfolio     the advisory fee breakpoints in the
respect thereto that formed the basis for    management team at this time. Although       Fund's advisory fee schedule.
the Board's approval of the Advisory         the independent written evaluation of the
Agreement. After consideration of all of     Fund's Senior Officer (discussed below)      o Investments in affiliated money market
the factors below and based on its           only considered Fund performance through     funds. The Board also took into account
informed business judgment, the Board        the most recent calendar year, the Board     the fact that uninvested cash and cash
determined that the Advisory Agreement is    also reviewed more recent Fund               collateral from securities lending
in the best interests of the Fund and its    performance, which did not change their      arrangements, if any (collectively, "cash
shareholders and that the compensation to    conclusions.                                 balances") of the Fund may be invested in
AIM under the Advisory Agreement is fair                                                  money market funds advised by AIM
and reasonable and would have been           o Meetings with the Fund's portfolio         pursuant to the terms of an SEC exemptive
obtained through arm's length                managers and investment personnel. With      order. The Board found that the Fund may
negotiations.                                respect to the Fund, the Board is meeting    realize certain benefits upon investing
                                             periodically with such Fund's portfolio      cash balances in AIM advised money market
   Unless otherwise stated, information      managers and/or other investment             funds, including a higher net return,
presented below is as of June 27, 2006       personnel and believes that such             increased liquidity, increased
and does not reflect any changes that may    individuals are competent and able to        diversification or decreased transaction
have occurred since June 27, 2006,           continue to carry out their                  costs. The Board also found that the Fund
including but not limited to changes to      responsibilities under the Advisory          will not receive reduced services if it
the Fund's performance, advisory fees,       Agreement.                                   invests its cash balances in such money
expense limitations and/or fee waivers.                                                   market funds. The Board noted that, to
                                             o Overall performance of AIM. The Board      the extent the Fund invests uninvested
o The nature and extent of the advisory      considered the overall performance of AIM    cash in affiliated money market funds,
services to be provided by AIM. The Board    in providing investment advisory and         AIM has voluntarily agreed to waive a
reviewed the services to be provided by      portfolio administrative services to the     portion of the advisory fees it receives
AIM under the Advisory Agreement. Based      Fund and concluded that such performance     from the Fund attributable to such
on such review, the Board concluded that     was satisfactory.                            investment. The Board further determined
the range of services to be provided by                                                   that the proposed securities lending
AIM under the Advisory Agreement was         o Fees relative to those of clients of       program and related procedures with
appropriate and that AIM currently is        AIM with comparable investment               respect to the lending Fund is in the
providing services in accordance with the    strategies. The Board reviewed the           best interests of the lending Fund and
terms of the Advisory Agreement.             effective advisory fee rate (before          its respective shareholders. The Board
                                             waivers) for the Fund under the Advisory     therefore concluded that the investment
o The quality of services to be provided     Agreement. The Board noted that this rate    of cash collateral received in connection
by AIM. The Board reviewed the               was above the total advisory fee rates       with the securities lending program in
credentials and experience of the            for two separately managed accounts/wrap     the money market funds according to the
officers and employees of AIM who will       accounts managed by an AIM affiliate with    procedures is in the best interests of
provide investment advisory services to      investment strategies comparable to those    the lending Fund and its respective
the Fund. In reviewing the qualifications    of the Fund. The Board noted that AIM has    shareholders.
of AIM to provide investment advisory        agreed to limit the Fund's total
services, the Board considered such          operating expenses, as discussed below.      o Independent written evaluation and
issues as AIM's portfolio and product        Based on this review, the Board concluded    recommendations of the Fund's Senior
review process, various back office          that the advisory fee rate for the Fund      Officer. The Board noted that, upon their
support functions provided by AIM and        under the Advisory Agreement was fair and    direction, the Senior Officer of the
AIM's equity and fixed income trading        reasonable.                                  Fund, who is
operations. Based on the review of these
and other factors, the Board concluded       o Fees relative to those of comparable
that the quality of services to be           funds with other advisors. The Board
provided by AIM was appropriate and that     reviewed the advisory fee rate for the
AIM cur-


                                                                                                                        (continued)

AIM FLOATING RATE FUND

independent of AIM and AIM's affiliates,     APPROVAL OF SUB-ADVISORY AGREEMENT           o The performance of the Fund relative to
had prepared an independent written                                                       indices. The Board reviewed the
evaluation in order to assist the Board      The Board oversees the management of the     performance of the Predecessor Fund
in determining the reasonableness of the     Fund and, as required by law, determines     during the past one, three and five
proposed management fees of the AIM          annually whether to approve the              calendar years against the performance of
Funds, including the Fund. The Board         continuance of the Fund's sub-advisory       the Lipper Closed-End Loan Participation
noted that the Senior Officer's written      agreement. Based upon the recommendation     Index. The Board noted that the
evaluation had been relied upon by the       of the Investments Committee of the          Predecessor Fund's performance was
Board in this regard in lieu of a            Board, at a meeting held on June 27,         comparable to the performance of such
competitive bidding process. In              2006, the Board, including all of the        Index for the one year period and below
determining whether to continue the          independent trustees, approved the           such Index for the three and five year
Advisory Agreement for the Fund, the         continuance of the sub-advisory agreement    periods. Based on this review and after
Board considered the Senior Officer's        (the "Sub-Advisory Agreement") between       taking account of all of the other
written evaluation.                          INVESCO Senior Secured Management, Inc.      factors that the Board considered in
                                             (the "Sub-Advisor") and AIM with respect     determining whether to continue the
o Profitability of AIM and its               to the Fund for another year, effective      Advisory Agreement for the Fund, the
affiliates. The Board reviewed               July 1, 2006.                                Board concluded that no changes should be
information concerning the profitability                                                  made to the Fund and that it was not
of AIM's (and its affiliates') investment       The Board considered the factors          necessary to change the Fund's portfolio
advisory and other activities and its        discussed below in evaluating the            management team at this time. Although
financial condition. The Board considered    fairness and reasonableness of the           the independent written evaluation of the
the overall profitability of AIM, as well    Sub-Advisory Agreement at the meeting on     Fund's Senior Officer (discussed below)
as the profitability of AIM in connection    June 27, 2006 and as part of the Board's     only considered Fund performance through
with managing the Fund. The Board noted      ongoing oversight of the Fund. In their      the most recent calendar year, the Board
that AIM's operations remain profitable,     deliberations, the Board and the             also reviewed more recent Fund
although increased expenses in recent        independent trustees did not identify any    performance, which did not change their
years have reduced AIM's profitability.      particular factor that was controlling,      conclusions.
Based on the review of the profitability     and each trustee attributed different
of AIM's and its affiliates' investment      weights to the various factors.              o Meetings with the Fund's portfolio
advisory and other activities and its                                                     managers and investment personnel. With
financial condition, the Board concluded        The discussion below serves as a          respect to the Fund, the Board is meeting
that the compensation to be paid by the      discussion of the material factors and       periodically with such Fund's portfolio
Fund to AIM under its Advisory Agreement     the conclusions with respect thereto that    managers and/or other investment
was not excessive.                           formed the basis for the Board's approval    personnel and believes that such
                                             of the Sub-Advisory Agreement. After         individuals are competent and able to
o Benefits of soft dollars to AIM. The       consideration of all of the factors below    continue to carry out their
Board considered the benefits realized by    and based on its informed business           responsibilities under the Sub-Advisory
AIM as a result of brokerage transactions    judgment, the Board determined that the      Agreement.
executed through "soft dollar"               Sub-Advisory Agreement is in the best
arrangements. Under these arrangements,      interests of the Fund and its                o Overall performance of the Sub-Advisor.
brokerage commissions paid by the Fund       shareholders and that the compensation to    The Board considered the overall
and/or other funds advised by AIM are        the Sub-Advisor under the Sub-Advisory       performance of the Sub-Advisor in
used to pay for research and execution       Agreement is fair and reasonable.            providing investment advisory services to
services. This research may be used by                                                    the Fund and concluded that such
AIM in making investment decisions for          Unless otherwise stated, information      performance was satisfactory.
the Fund. The Board concluded that such      presented below is as of June 27, 2006
arrangements were appropriate.               and does not reflect any changes that may    o Fees relative to those of clients of
                                             have occurred since June 27, 2006,           the Sub-Advisor with comparable
o AIM's financial soundness in light of      including but not limited to changes to      investment strategies. The Board reviewed
the Fund's needs. The Board considered       the Fund's performance.                      the sub-advisory fee rate for the Fund
whether AIM is financially sound and has                                                  under the Sub-Advisory Agreement and the
the resources necessary to perform its       o The nature and extent of the advisory      sub-advisory fees paid thereunder. The
obligations under the Advisory Agreement,    services to be provided by the               Board noted that this rate was below the
and concluded that AIM has the financial     Sub-Advisor. The Board reviewed the          total advisory fee rate for two
resources necessary to fulfill its           services to be provided by the               separately managed accounts/wrap accounts
obligations under the Advisory Agreement.    Sub-Advisor under the Sub-Advisory           managed by the Sub-Advisor with
                                             Agreement. Based on such review, the         investment strategies comparable to those
o Historical relationship between the        Board concluded that the range of            of the Fund. The Board noted that AIM has
Fund and AIM. In determining whether to      services to be provided by the               agreed to limit the Fund's total annual
approve the Advisory Agreement for the       Sub-Advisor under the Sub-Advisory           operating expenses. The Board also
Fund, the Board also considered the prior    Agreement was appropriate and that the       considered the services to be provided by
relationship between AIM, the Predecessor    Sub-Advisor currently is providing           the Sub-Advisor pursuant to the
Fund and the Fund, as well as the Board's    services in accordance with the terms of     Sub-Advisory Agreement and the services
knowledge of AIM's operations, and           the Sub-Advisory Agreement.                  to be provided by AIM pursuant to the
concluded that it was beneficial to                                                       Advisory Agreement, as well as the
maintain the current relationship, in        o The quality of services to be provided     allocation of fees between AIM and the
part, because of such knowledge. The         by the Sub-Advisor. The Board reviewed       Sub-Advisor pursuant to the Sub-Advisory
Board also reviewed the general nature of    the credentials and experience of the        Agreement. The Board noted that the
the non-investment advisory services         officers and employees of the Sub-Advisor    sub-advisory fees have no direct effect
currently performed by AIM and its           who will provide investment advisory         on the Fund or its shareholders, as they
affiliates, such as administrative,          services to the Fund. Based on the review    are paid by AIM to the Sub-Advisor, and
transfer agency and distribution             of these and other factors, the Board        that AIM and the Sub-Advisor are
services, and the fees received by AIM       concluded that the quality of services to    affiliates. Based on this review, the
and its affiliates for performing such       be provided by the Sub-Advisor was           Board concluded that the sub-advisory fee
services. In addition to reviewing such      appropriate and that the Sub-Advisor         rate under the Sub-Advisory Agreement was
services, the trustees also considered       currently is providing satisfactory          fair and reasonable.
the organizational structure employed by     services in accordance with the terms of
AIM and its affiliates to provide those      the Sub-Advisory Agreement.                  o Profitability of AIM and its
services. Based on the review of these                                                    affiliates. The Board reviewed
and other factors, the Board concluded       o The performance of the Fund relative to    information concerning the profitability
that AIM and its affiliates were             comparable funds. The Board reviewed the     of AIM's (and its affiliates') investment
qualified to continue to provide             performance of the Predecessor Fund          advisory and other activities and its
non-investment advisory services to the      during the past one, three and five          financial condition. The Board considered
Fund, including administrative, transfer     calendar years against the performance of    the overall profitability of AIM, as well
agency and distribution services, and        funds advised by other advisors with         as the profitability of AIM in connection
that AIM and its affiliates currently are    investment strategies comparable to those    with managing the Predecessor Fund. The
providing satisfactory non-investment        of the Predecessor Fund. The Board noted     Board noted that AIM's operations remain
advisory services to the Fund.               that the Predecessor Fund's performance      profitable, although increased expenses
                                             was comparable to the median performance     in recent years have reduced AIM's
o Other factors and current trends. The      of such comparable funds for the one year    profitability. Based on the review of the
Board considered the steps that AIM and      period and below such median performance     profitability of AIM's and its
its affiliates have taken over the last      for the three and five year periods.         affiliates' investment advisory and other
several years, and continue to take, in      Based on this review and after taking        activities and its financial condition,
order to improve the quality and             account of all of the other factors that     the Board concluded that the compensation
efficiency of the services they provide      the Board considered in determining          to be paid by the Fund to AIM under its
to the Funds in the areas of investment      whether to continue the Advisory             Advisory Agreement was not excessive.
performance, product line                    Agreement for the Fund, the Board
diversification, distribution, fund          concluded that no changes should be made     o The Sub-Advisor's financial soundness
operations, shareholder services and         to the Fund and that it was not necessary    in light of the Fund's needs. The Board
compliance. The Board concluded that         to change the Fund's portfolio management    considered whether the Sub-Advisor is
these steps taken by AIM have improved,      team at this time. Although the              financially sound and has the resources
and are likely to continue to improve,       independent written evaluation of the        necessary to perform its obligations
the quality and efficiency of the            Fund's Senior Officer (discussed below)      under the Sub-Advisory Agreement, and
services AIM and its affiliates provide      only considered Fund performance through     concluded that the Sub-Advisor has the
to the Fund in each of these areas, and      the most recent calendar year, the Board     financial resources necessary to fulfill
support the Board's approval of the          also reviewed more recent Fund               its obligations under the Sub-Advisory
continuance of the Advisory Agreement for    performance, which did not change their      Agreement.
the Fund.                                    conclusions.

SUPPLEMENT TO SEMIANNUAL REPORT DATED 6/30/06


AIM FLOATING RATE FUND

                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                    PLEASE NOTE THAT PAST PERFORMANCE IS
                                             For periods ended 6/30/06                    NOT INDICATIVE OF FUTURE RESULTS. MORE
The following information has been                                                        RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class      Inception                            4.78%   THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview      5 Years                             4.40    REINVESTMENT OF DISTRIBUTIONS AT NAV.
specific to their holdings. Institutional     1 Year                              6.30    INVESTMENT RETURN AND PRINCIPAL VALUE
Class shares are offered exclusively to       6 Months*                           3.21    WILL FLUCTUATE SO YOUR SHARES, WHEN
institutional investors, including                                                        REDEEMED, MAY BE WORTH MORE OR LESS THAN
defined contribution plans that meet         *Cumulative total return that has not        THEIR ORIGINAL COST. SEE FULL REPORT FOR
certain criteria.                            been annualized                              INFORMATION ON COMPARATIVE BENCHMARKS.
                                             ==========================================   PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                             CUMULATIVE TOTAL RETURNS                     MORE INFORMATION. FOR THE MOST CURRENT
                                             4/13/06-6/30/06                              MONTH-END PERFORMANCE, PLEASE CALL
                                                                                          800-451-4246 OR VISIT AIMINVESTMENTS.COM.
                                             Institutional Class                 0.82%
                                             ==========================================

                                             ON APRIL 13, 2006, THE FUND REORGANIZED
                                             FROM A CLOSED-END FUND TO AN OPEN-END
                                             FUND. THE INCEPTION DATE FOR THE OPEN-END
                                             FUND'S INSTITUTIONAL CLASS SHARES IS
                                             APRIL 13, 2006; RETURNS SINCE THAT DATE
                                             ARE HISTORICAL RETURNS. ALL OTHER RETURNS
                                             ARE BLENDED RETURNS OF HISTORICAL
                                             INSTITUTIONAL CLASS SHARES AND RESTATED
                                             PERFORMANCE OF THE CLOSED-END FUND'S
                                             CLASS B SHARES (FOR PERIODS PRIOR TO THE
                                             INCEPTION DATE OF OPEN-END FUND'S
                                             INSTITUTIONAL CLASS SHARES) AT NET ASSET
                                             VALUE. THE CLOSED-END FUND'S CLASS B
                                             SHARE INCEPTION DATE IS MAY 1, 1997.



==========================================

NASDAQ SYMBOL                     AFRIX

==========================================


                                                                                       Over for information on your Fund's expenses.

=======================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

=======================================================================================

                       FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.



[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                        --Registered Trademark--


AIMinvestments.com                  FLR-INS-2            A I M Distributors,Inc.

INFORMATION ABOUT YOUR FUND'S EXPENSES


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      with the amount you invested, to estimate    expense ratio and an assumed rate of
                                             the expenses that you paid over the          return of 5% per year before expenses,
As a shareholder of the Fund, you incur      period. Simply divide your account value     which is not the Fund's actual return.
ongoing costs, including management fees     by $1,000 (for example, an $8,600 account    The Fund's actual cumulative total return
and other Fund expenses. This example is     value divided by $1,000 = 8.6), then         after expenses for the period as of close
intended to help you understand your         multiply the result by the number in the     of business April 13, 2006, through
ongoing costs (in dollars) of investing      table under the heading entitled "Actual     June 30, 2006, appears in the table on
in the Fund and to compare these costs       Expenses Paid During Period" to estimate     the front of this supplement.
with ongoing costs of investing in other     the expenses you paid on your account
mutual funds. The actual ending account      during the period, as of close of               THE HYPOTHETICAL ACCOUNT VALUES AND
value and expenses in the below example      business April 13, 2006, through June 30,    EXPENSES MAY NOT BE USED TO ESTIMATE THE
are based on an investment of $1,000         2006. Because the actual ending account      ACTUAL ENDING ACCOUNT BALANCE OR EXPENSES
invested as of close of business             value and expense information in the         YOU PAID FOR THE PERIOD. YOU MAY USE THIS
April 13, 2006 (the date the share class     example is not based upon a six month        INFORMATION TO COMPARE THE ONGOING COSTS
commenced sales) and held through            period, the ending account value and         OF INVESTING IN THE FUND AND OTHER FUNDS.
June 30, 2006. The hypothetical ending       expense information may not provide a        TO DO SO, COMPARE THIS 5% HYPOTHETICAL
account value and expenses in the below      meaningful comparison to mutual funds        EXAMPLE WITH THE 5% HYPOTHETICAL EXAMPLES
example are based on an investment of        that provide such information for a full     THAT APPEAR IN THE SHAREHOLDER REPORTS OF
$1,000 invested at the beginning of the      six month period.                            THE OTHER FUNDS.
period and held for the entire six month
period January 1, 2006, through              HYPOTHETICAL EXAMPLE FOR                        Please note that the expenses shown in
June 30, 2006.                               COMPARISON PURPOSES                          the table are meant to highlight your
                                                                                          ongoing costs only. Therefore, the
ACTUAL EXPENSES                              The table below also provides information    hypothetical information is useful in
                                             about hypothetical account values and        comparing ongoing costs only, and will
The table below provides information         hypothetical expenses based on the Fund's    not help you determine the relative total
about actual account values and actual       actual                                       costs of owning different funds.
expenses. You may use the information in
this table, together

====================================================================================================================================

                                                      ACTUAL                          HYPOTHETICAL
                                                                           (5% ANNUAL RETURN BEFORE EXPENSES)

                       BEGINNING           ENDING              EXPENSES         ENDING             EXPENSES          ANNUALIZED
    SHARE            ACCOUNT VALUE      ACCOUNT VALUE         PAID DURING    ACCOUNT VALUE        PAID DURING         EXPENSE
    CLASS             (1/1/06)(1)        (6/30/06)(1)         PERIOD(2,4)      (6/30/06)           PERIOD(5)          RATIO(3)
Institutional          $1,000.00          $1,008.20              $2.21         $1,019.69             $5.16             1.03%


(1) The actual ending account value is based on the actual total return of the Fund for the period as of close of business April
    13, 2006, through June 30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses over the six month period January 1, 2006, through June 30, 2006.

(2) Actual expenses are equal to the annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 78 (as of close of business April 13, 2006, through June 30, 2006)/365. Because the share class has not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.

(3) As of close of business April 13, 2006, the Fund, which was previously a Closed-End Fund, was reorganized as an Open-End Fund.
    Prior to the reorganization, the Closed-End Fund employed a leverage strategy. The Fund intends to implement the leverage strategy in the future. The annualized expense ratio restated as if the use of the leverage strategy had been effect throughout the period as of close of business April 13, 2006, through June 30, 2006 is 1.57%.

(4) The actual expenses paid restated as if the changes discussed above in footnote 3 had been in effect throughout the period as of close of business April 13, 2006, through June 30, 2006 are $3.37.

(5) Hypothetical expenses are equal to the annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing the Institutional Class shares of the Fund and other funds because such data is based on a full six month period. The hypothetical expenses paid restated as if the changes discussed above in footnote 3 had been in effect throughout the entire most recent fiscal half year are $7.85.

====================================================================================================================================

AIMinvestments.com                 FLR-INS-2             A I M Distributors,Inc.

AIM FLOATING RATE FUND

SCHEDULE OF INVESTMENTS

June 30, 2006
(Unaudited)


                                               MOODY'S     PRINCIPAL
                                               RATING(a)     AMOUNT        VALUE
------------------------------------------------------------------------------------
SENIOR SECURED FLOATING RATE
  INTERESTS-95.61%(B)(C)

AEROSPACE & DEFENSE-1.05%


Alion Science & Technology Corp.
  Term Loan
  8.00%, 08/02/09(d)                               B1      $  872,612   $    874,793
------------------------------------------------------------------------------------
K&F Industries, Inc.
  Term Loan
  7.09-7.12%, 11/18/12(d)                          B2         696,773        696,773
------------------------------------------------------------------------------------
SI International, Inc.
  Term Loan
  6.97%, 02/09/11(d)                               B1          70,934         70,934
------------------------------------------------------------------------------------
Spirit Aerosystems, Inc.
  Term Loan B
  7.32%, 12/31/11(d)                               B1         391,050        392,907
====================================================================================
                                                                           2,035,407
====================================================================================



AIRLINES-0.39%


United Air Lines, Inc.
  Term Loan
  9.13%, 02/01/12(d)                               B1         102,041        102,997
------------------------------------------------------------------------------------
  Term Loan B
  8.63%, 02/01/12(d)                               B1         647,959        654,034
====================================================================================
                                                                             757,031
====================================================================================



AIRPORT SERVICES-0.93%


Hertz Corp. (The)
  Delay Draw Term Loan
  0.00%, 08/15/07(d)(e)                           Ba2         924,747        926,323
------------------------------------------------------------------------------------
  Syn LOC
  5.42%, 12/21/12(d)                              Ba2         101,010        101,175
------------------------------------------------------------------------------------
  Term Loan B
  7.26-7.41%, 12/21/12(d)                         Ba2         773,928        775,194
====================================================================================
                                                                           1,802,692
====================================================================================



APPAREL RETAIL-0.59%


Neiman Marcus Group, Inc. (The)
  Term Loan
  7.77%, 04/06/13(d)                               B1       1,133,844      1,140,221
====================================================================================



APPAREL, ACCESSORIES & LUXURY GOODS-0.81%


American Achievement Corp.
  Term Loan B
  7.63-9.75%, 03/25/11(d)                         Ba3         109,946        110,221
------------------------------------------------------------------------------------
Jostens, Inc.
  Term Loan C
  7.07%, 12/21/11(d)                               B1       1,465,946      1,470,222
====================================================================================
                                                                           1,580,443
====================================================================================

                                               MOODY'S     PRINCIPAL
                                               RATING(a)     AMOUNT        VALUE
------------------------------------------------------------------------------------



APPLICATION SOFTWARE-0.02%


SS&C Technologies, Inc.
  Canada Term Loan
  8.00%, 11/23/12(d)                               B2      $    3,719   $      3,733
------------------------------------------------------------------------------------
  Term Loan B
  8.00%, 11/23/12(d)                               B2          40,854         41,007
====================================================================================
                                                                              44,740
====================================================================================


AUTO PARTS & EQUIPMENT-3.04%


Accuride Corp.
  Term Loan B
  7.31%, 01/31/12(d)                               B1         381,828        382,114
------------------------------------------------------------------------------------
American Axle & Manufacturing Holdings, Inc.
  Term Loan
  0.00%, 04/12/10(d)                              Ba3         283,733        282,847
------------------------------------------------------------------------------------
ArvinMeritor, Inc.
  Term Loan B
  0.00%, 06/12/12(d)                              Ba1          66,800         66,717
------------------------------------------------------------------------------------
Federal-Mogul Corp.
  DIP Term Loan
  7.19%, 12/09/06(d)                              Ba1         110,000        110,137
------------------------------------------------------------------------------------
  Revolving Term Loan
  0.00-6.84%, 07/31/06(d)(e)                     Caa1       1,396,596      1,344,224
------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The) Second Lien
  Term Loan
  7.95%, 04/30/10(d)                               B2         400,000        401,250
------------------------------------------------------------------------------------
Keystone Automotive Operations Inc.
  Term Loan B 7.75-9.75%, 10/30/09(d)              B2          38,681         38,632
------------------------------------------------------------------------------------
  Term Loan C
  7.99-9.50%, 10/30/10(d)                          B2          34,292         34,249
------------------------------------------------------------------------------------
Mark IV Industries (Dayco Products, Inc.)
  Add Term Loan
  0.00%, 06/01/11(d)                               B1       1,044,286      1,049,943
------------------------------------------------------------------------------------
  Second Lien Loan
  0.00%, 12/01/11(d)                               B1          76,000         77,298
------------------------------------------------------------------------------------
Pep Boys-Manny, Moe & Jack (The)
  Term Loan
  8.21%, 01/27/11(d)                              Ba2          77,805         78,486
------------------------------------------------------------------------------------
RJ Tower Corp.
  DIP Term Loan B
  8.25%, 02/02/07(d)                              Ba3         500,000        504,271
------------------------------------------------------------------------------------

AIM FLOATING RATE FUND


                                               MOODY'S     PRINCIPAL
                                               RATING(a)     AMOUNT        VALUE
------------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT-(CONTINUED)

Tenneco Automotive Inc.
  Term Loan B
  7.19%, 12/12/10(d)                              Ba3      $  632,212   $    636,954
------------------------------------------------------------------------------------
  Term Loan B1
  7.11%, 12/12/10(d)                              Ba3         275,259        277,324
------------------------------------------------------------------------------------
United Components Inc.
  Term Loan D
  7.41%, 06/30/10(d)                               B2         636,533        637,329
====================================================================================
                                                                           5,921,775
====================================================================================



AUTOMOBILE MANUFACTURERS-0.50%


TRW Automotive, Inc.
  Term Loan B
  6.25%, 06/30/12(d)                              Ba2         985,000        982,811
====================================================================================


BROADCASTING & CABLE TV-9.86%


Adelphia (Olympus Cable Holding)
  Communications Corp.
  Term Loan B
  10.25%, 09/30/10(d)                              B2       3,000,000      2,865,468
------------------------------------------------------------------------------------
Adelphia Communications Corp.
  Term Loan B
  7.31%, 08/07/06(d)                              Ba2       1,000,000        995,200
------------------------------------------------------------------------------------
Alliance Atlantis Communications Inc.
  (Canada)
  Term Loan C
  7.00%, 12/20/11(d)                              Ba2         493,750        492,516
------------------------------------------------------------------------------------
Atlantic Broadband LLC
  Term Loan B1
  7.99%, 09/01/11(d)                               B2         997,500      1,013,086
------------------------------------------------------------------------------------
Bragg Communications Inc. (Canada)
  Term Loan
  7.23%, 08/31/11(d)                               B1       1,023,437      1,023,438
------------------------------------------------------------------------------------
Cequel III, LLC
  Second Lien Term Loan
  9.85%, 05/05/14(d)                             Caa1          39,000         37,570
------------------------------------------------------------------------------------
  Term Loan
  10.13%, 11/05/07(d)                              B1       2,000,000      1,985,000
------------------------------------------------------------------------------------
  Term Loan
  7.38%, 11/05/13(d)                               B1         980,000        973,700
------------------------------------------------------------------------------------
Charter Communications, Inc.
  Term Loan
  7.76%, 04/27/13(d)                               B2         948,916        950,312
------------------------------------------------------------------------------------
CSC Holdings Inc.
  Term Loan B
  6.74-6.99%, 03/29/13(d)                         Ba3       1,995,000      1,983,986
------------------------------------------------------------------------------------
Cumulus Media Inc.
  Term Loan
  7.20-7.63%, 06/07/13(d)                         Ba3         251,420        251,577
------------------------------------------------------------------------------------
Emmis Communications Corp.
  Term Loan B
  6.89-7.05%, 11/10/11(d)                         Ba2         499,048        499,438
------------------------------------------------------------------------------------

                                               MOODY'S     PRINCIPAL
                                               RATING(a)     AMOUNT        VALUE
------------------------------------------------------------------------------------

BROADCASTING & CABLE TV-(CONTINUED)

Insight Communications Co., Inc.
  Term Loan C
  7.38%, 12/31/09(d)                              Ba3      $1,950,000   $  1,948,984
------------------------------------------------------------------------------------
MCC Iowa LLC
  Term Loan D
  6.90-7.37%, 01/31/15(d)                         Ba3         990,000        986,287
------------------------------------------------------------------------------------
NextMedia Operating, Inc.
  Delay Draw Term Loan
  7.13%, 11/15/12(d)                               B1          70,347         70,105
------------------------------------------------------------------------------------
  Second Lien Term Loan
  9.75%, 11/15/13(d)                               B3         221,093        223,672
------------------------------------------------------------------------------------
  Term Loan A
  7.25%, 11/15/12(d)                               B1         158,281        157,737
------------------------------------------------------------------------------------
PanAmSat Holding Corp.
  Term Loan B
  8.01%, 12/30/13(d)                              Ba3         997,378        997,378
------------------------------------------------------------------------------------
Paxson Communications Corp.
  Term Loan
  8.32%, 01/15/12(d)                               B2          36,364         37,091
------------------------------------------------------------------------------------
Persona Communications LLC (Canada)
  Term Loan B
  8.50%, 08/01/11(d)                               B2         490,000        492,450
------------------------------------------------------------------------------------
RCN Corp.
  First Lien Term Loan
  6.94%, 05/30/13(d)                              Ba3         145,328        145,328
------------------------------------------------------------------------------------
RHI Entertainment Inc.
  Term Loan B
  7.55%, 12/31/11(d)                               B1          31,333         31,372
------------------------------------------------------------------------------------
Susquehanna Media Co.
  Term Loan
  7.25-7.38%, 05/05/13(d)                          B1         167,571        167,414
------------------------------------------------------------------------------------
WideOpenWest Illinois Inc.
  First Lien Term Loan
  7.36-7.48%, 05/01/13(d)                          B2         801,600        801,600
------------------------------------------------------------------------------------
  Second Lien Term Loan
  10.23%, 05/01/14(d)                              B3          58,200         58,404
====================================================================================
                                                                          19,189,113
====================================================================================


BUILDING PRODUCTS-1.21%


Atrium Companies, Inc.
  Term Loan B
  0.00%, 06/09/12(d)                               B1         408,333        408,333
------------------------------------------------------------------------------------
Custom Building Products Inc. Second Lien
  Term Loan
  10.62%, 04/29/12(d)                              B3          40,000         40,117
------------------------------------------------------------------------------------
  Term Loan
  7.75%, 10/29/11(d)                               B1         103,972        104,232
------------------------------------------------------------------------------------

AIM FLOATING RATE FUND


                                               MOODY'S     PRINCIPAL
                                               RATING(a)     AMOUNT        VALUE
------------------------------------------------------------------------------------
BUILDING PRODUCTS-(CONTINUED)

Premdor Inc.
  Canada Term Loan
  7.11-7.50%, 04/05/13(d)                          B2      $  659,191   $    652,155
------------------------------------------------------------------------------------
  U.S. Term Loan
  7.11-7.50%, 04/05/13(d)                          B2         660,314        653,266
------------------------------------------------------------------------------------
United Subcontractors, Inc.
  Term Loan B
  7.70%, 12/27/12(d)                               B2         498,750        497,503
====================================================================================
                                                                           2,355,606
====================================================================================



CASINOS & GAMING-2.24%


Alliance Gaming Corp.
  Term Loan
  8.43%, 09/04/09(d)                               B2         113,807        113,949
------------------------------------------------------------------------------------
BLB Investors, LLC
  First Lien Term Loan
  6.99%, 07/18/11(d)                               B1         148,500        148,407
------------------------------------------------------------------------------------
  Second Lien Term Loan
  8.74%, 07/18/12(d)                               B2         260,000        261,517
------------------------------------------------------------------------------------
Columbia Sussex Corp. (Wimar Tahoe Corp.)
  Term Loan B
  8.00%, 10/24/11(d)                               B2         177,232        177,786
------------------------------------------------------------------------------------
Global Cash Access, LLC
  Term Loan B
  7.10%, 03/10/10(d)                              Ba3         189,278        189,988
------------------------------------------------------------------------------------
Green Valley Ranch Resort
  Term Loan
  7.25%, 12/17/11(d)                               B2         226,806        226,806
------------------------------------------------------------------------------------
Herbst Gaming, Inc.
  Term Loan B
  7.11-7.50%, 01/31/11(d)                          B1         118,500        118,500
------------------------------------------------------------------------------------
Isle of Capri Black Hawk, LLC
  Term Loan
  7.03-7.50%, 10/24/11(d)                          B1         572,076        572,076
------------------------------------------------------------------------------------
Isle of Capri Casino, Inc.
  Term Loan
  7.25%, 02/04/11(d)                              Ba2         495,000        495,124
------------------------------------------------------------------------------------
MotorCity Casino
  Term Loan B
  7.21-7.49%, 07/13/12(d)                          B1         563,983        561,727
------------------------------------------------------------------------------------
Resorts International Unlimited
  Term Loan B
  8.98%, 04/26/12(d)                             Caa1         979,851        984,995
------------------------------------------------------------------------------------
  Term Loan B PIK
  9.25%, 04/26/12(d)                             Caa1           2,483          2,496
------------------------------------------------------------------------------------
Yonkers Racing Corp.
  Loan Facility
  0.00-8.82%, 08/12/11(d)(e)                       B3         500,000        502,813
====================================================================================
                                                                           4,356,184
====================================================================================

                                               MOODY'S     PRINCIPAL
                                               RATING(a)     AMOUNT        VALUE
------------------------------------------------------------------------------------
COAL & CONSUMABLE FUELS-0.04%


United Central Industrial Supply Co.
  Term Loan B
  8.29-9.75%, 03/31/12(d)                          B3          70,756         71,021
====================================================================================


COMMERCIAL PRINTING-0.88%


Cenveo, Inc.
  Term Loan B
  7.44%, 06/21/13(d)                              Ba3      $   84,000   $     84,105
------------------------------------------------------------------------------------
Xsys (BASF Inks) (Luxembourg)
  Term Loan B5
  8.00%, 12/31/12(d)                               --         795,787        802,502
------------------------------------------------------------------------------------
  Term Loan C1
  8.50%, 12/31/13(d)                               --         813,772        824,708
====================================================================================
                                                                           1,711,315
====================================================================================


COMMODITY CHEMICALS-1.77%


Brenntag A.G. (Germany)
  Term Loan
  7.44%, 01/18/14(d)                               B2          51,322         51,835
------------------------------------------------------------------------------------
  Term Loan B2
  7.44%, 01/18/14(d)                               B2         210,041        211,354
------------------------------------------------------------------------------------
INVISTA
  Term Loan B1
  7.00%, 04/29/11(d)                              Ba2         500,722        500,513
------------------------------------------------------------------------------------
  Term Loan B2
  7.00%, 04/29/11(d)                              Ba2         254,533        254,427
------------------------------------------------------------------------------------
Lyondel Petrochemical
  Credit Linked Notes
  8.11%, 12/20/09(f)(g)                            B1       2,200,000      2,278,358
------------------------------------------------------------------------------------
Wellman, Inc.
  First Lien Loan 9.15%, 02/10/09(d)               B1         150,000        150,516
====================================================================================
                                                                           3,447,003
====================================================================================


COMMUNICATIONS EQUIPMENT-1.71%


Crown Castle International Corp.
  Term Loan
  0.00-7.65%, 06/01/14(d)(g)                       B2         384,100        385,540
------------------------------------------------------------------------------------
IPC Acquisition Corp.
  Second Lien Term Loan
  12.52%, 08/05/12(d)                              B3         525,000        530,250
------------------------------------------------------------------------------------
  Term Loan B
  7.86-8.02%, 08/05/11(d)                          B2         850,295        852,633
------------------------------------------------------------------------------------
NTELOS, Inc.
  First Lien Term Loan B
  7.60%, 08/24/11(d)                               B2         394,005        393,389
------------------------------------------------------------------------------------
  Term Loan
  7.35-7.36%, 08/24/11(d)                          B2         479,539        478,790
------------------------------------------------------------------------------------
Qwest Corp.
  Term Loan A
  10.00%, 06/30/07(d)                             Ba3         422,222        428,081
------------------------------------------------------------------------------------

AIM FLOATING RATE FUND


                                               MOODY'S     PRINCIPAL
                                               RATING(a)     AMOUNT        VALUE
------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT-(CONTINUED)

Trilogy, Inc.
  Second Lien Term Loan
  0.00%, 06/30/13(d)                              Ba3      $   55,000   $     55,252
------------------------------------------------------------------------------------
  Term Loan
  0.00%, 06/30/12(d)                              Ba3         204,000        205,445
====================================================================================
                                                                           3,329,380
====================================================================================



CONSTRUCTION & ENGINEERING-0.10%


Maxim Crane Works
  Term Loan
  7.31-9.25%, 01/28/10(d)                          B2         203,386        203,386
====================================================================================



CONSTRUCTION MATERIALS-0.13%


Hillman Group (The)
  Term Loan B
  8.38%, 03/31/11(d)                               B2         244,375        245,597
====================================================================================



DATA PROCESSING & OUTSOURCED SERVICES-0.16%


Affiliated Computer Services, Inc.
  Add Loan B
  0.00%, 03/20/13(d)                              Ba2         313,867        313,867
====================================================================================



DISTILLERS & VINTNERS-0.14%


Constellation Brands, Inc.
  Term Loan B
  6.69-6.81%, 06/05/13(d)                         Ba2         276,553        277,195
====================================================================================



DIVERSIFIED CHEMICALS-0.23%


AGY Holding Corp.
  Term Loan B
  8.25%, 04/09/12(d)                               B2         121,619        122,153
------------------------------------------------------------------------------------
ISP Chemco Inc.
  Seven Year Term Loan
  6.94%, 02/16/13(d)                              Ba3          95,640         95,555
------------------------------------------------------------------------------------
Texas Petrochemicals L.P.
  Term Loan
  0.00%, 05/31/13(f)                              Ba3         225,000        225,281
====================================================================================
                                                                             442,989
====================================================================================



DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-4.41%


Aspect Software, Inc.
  First Lien Term Loan
  7.94%, 09/22/10(d)                               B2         445,000        444,722
------------------------------------------------------------------------------------
Billing Services Group, LLC
  First Lien Term Loan
  7.69%, 05/04/12(d)                               B1         146,000        146,000
------------------------------------------------------------------------------------
  Second Lien Term Loan
  11.19%, 05/04/13(d)                              B3          58,000         58,000
------------------------------------------------------------------------------------
Coinmach Corp.
  Term Loan B-1
  7.69-9.75%, 12/15/12(d)                          B2      $1,167,132   $  1,170,536
------------------------------------------------------------------------------------

                                               MOODY'S     PRINCIPAL
                                               RATING(a)     AMOUNT        VALUE
------------------------------------------------------------------------------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-(CONTINUED)


Eastman Kodak Co.
  Term Loan B
  7.33-7.70%, 10/18/12(d)                         Ba3       1,404,949      1,400,851
------------------------------------------------------------------------------------
  Term Loan B2 Delay Draw
  7.45-7.52%, 10/18/12(d)                         Ba3         674,714        672,746
------------------------------------------------------------------------------------
Fidelity National Information Solutions Inc.
  Term Loan B
  6.92%, 03/08/13(d)                              Ba1       1,228,300      1,226,860
------------------------------------------------------------------------------------
Iron Mountain, Inc.
  Term Loan
  6.95%, 04/02/11(d)                               B2         492,500        492,705
------------------------------------------------------------------------------------
  Term Loan C
  7.00%, 04/02/11(d)                               B2         739,503        739,811
------------------------------------------------------------------------------------
Merrill Corp.
  Term Loan
  7.60-7.75%, 05/15/11(d)                          B1         199,500        199,999
------------------------------------------------------------------------------------
N.E.W. Customer Service Cos., Inc.
  Term Loan
  7.75-8.38%, 07/01/11(d)                          B1         115,364        115,652
------------------------------------------------------------------------------------
Nuance Communications, Inc.
  Revolving Loan
  0.00%, 04/01/12(d)(e)                            B1         121,000        119,185
------------------------------------------------------------------------------------
  Term Loan B
  7.35%, 04/01/13(d)                               B1         363,090        360,140
------------------------------------------------------------------------------------
Sedgwick Claims Management Services, Inc.
  Term Loan B
  7.35-7.50%, 01/31/13(d)                          B1          91,341         90,884
------------------------------------------------------------------------------------
UGS Corp.
  Term Loan
  7.35%, 03/31/12(d)                               B1         660,809        659,157
------------------------------------------------------------------------------------
US Investigations Services, Inc.
  Term Loan
  7.92%, 10/14/12(d)                               B2         611,326        609,798
------------------------------------------------------------------------------------
Walter Industries, Inc.
  Term Loan
  6.87-7.25%, 10/03/12(d)                         Ba3          84,267         84,346
====================================================================================
                                                                           8,591,392
====================================================================================


DIVERSIFIED METALS & MINING-1.33%


Boart Longyear Co.
  Canada Term Loan
  8.50%, 07/28/12(d)                               B2          72,990         73,172
------------------------------------------------------------------------------------
  U.S. Term Loan
  7.98%, 07/28/12(d)                               B2         505,315        506,578
------------------------------------------------------------------------------------
Magnum Coal Co.
  Term Loan
  8.60%, 03/21/13(d)                               B3         181,818        182,727
------------------------------------------------------------------------------------
  Term Loan B
  8.75%, 03/21/13(d)                               B3       1,813,636      1,822,705
====================================================================================
                                                                           2,585,182
====================================================================================

AIM FLOATING RATE FUND


                                               MOODY'S     PRINCIPAL
                                               RATING(a)     AMOUNT        VALUE
------------------------------------------------------------------------------------


DIVERSIFIED REIT'S-0.93%


Apollo-Newkirk Holding LLC
  Term Loan
  7.79%, 12/21/07(d)                              Ba3      $1,419,444   $  1,421,218
------------------------------------------------------------------------------------
Capital Automotive REIT
  Term Loan B
  6.86%, 12/16/10(d)                              Ba1         309,985        309,210
------------------------------------------------------------------------------------
Newkirk Master Ltd. Partnership
  Term Loan
  6.83%, 08/11/08(d)                              Ba2          35,788         35,833
------------------------------------------------------------------------------------
  Term Loan B
  6.83%, 08/11/08(d)                              Ba2          41,334         41,386
====================================================================================
                                                                           1,807,647
====================================================================================



DRUG RETAIL-0.49%


General Nutrition Centers, Inc.
  Term Loan
  7.97-8.10%, 12/05/09(d)                          B1         167,856        168,800
------------------------------------------------------------------------------------
Jean Coutu Group Inc. (The)
  Term Loan B
  7.63%, 07/30/11(d)                               B2         595,923        596,254
------------------------------------------------------------------------------------
MAPCO Express, Inc.
  Term Loan
  8.20%, 04/28/11(d)                               B2         179,192        179,416
====================================================================================
                                                                             944,470
====================================================================================



ELECTRIC UTILITIES-2.29%


AES Corp.
  Syn LOC
  6.75-7.40%, 03/29/10(d)                         Ba2       1,121,212      1,125,216
------------------------------------------------------------------------------------
Calpine Corp.
  DIP First Priority Lien
  Term Loan
  7.75%, 12/24/07(d)                              Ba3          27,841         27,981
------------------------------------------------------------------------------------
  DIP Second Priority Lien
  Term Loan
  9.50%, 12/24/07(d)                              Ba3         148,864        150,601
------------------------------------------------------------------------------------
  Revolver Loan
  0.00%, 12/24/07(d)(e)                           Ba3          65,846         65,105
------------------------------------------------------------------------------------
Cogentrix Energy, Inc.
  Term Loan
  7.00%, 04/14/12(d)                              Ba2          84,933         84,915
------------------------------------------------------------------------------------
Dynegy Holdings Inc.
  Loan C
  5.21%, 01/31/12(d)                              Ba3         261,600        261,491
------------------------------------------------------------------------------------
LSP General Finance Co., LLC
  Delay Draw Term Loan
  0.00%, 05/06/13(d)(e)                           Ba3          14,255         14,196
------------------------------------------------------------------------------------
  Second Lien Term Loan
  9.00%, 05/05/14(d)                               B2          19,400         19,537
------------------------------------------------------------------------------------
  Term Loan B
  7.25%, 05/06/13(d)                              Ba3         338,555        337,144
------------------------------------------------------------------------------------
NRG Energy, Inc.
  Syn LOC
  7.50%, 02/01/13(d)                              Ba2          92,201         92,230
------------------------------------------------------------------------------------
  Term Loan
  7.23%, 02/01/13(d)                              Ba2       1,876,407      1,877,473
------------------------------------------------------------------------------------

                                               MOODY'S     PRINCIPAL
                                               RATING(a)     AMOUNT        VALUE
------------------------------------------------------------------------------------

ELECTRIC UTILITIES-(CONTINUED)

NSG Holdings II
  Term Loan
  8.35%, 12/13/11(d)                               B1      $  263,666   $    266,633
------------------------------------------------------------------------------------
Primary Energy Finance LLC
  Term Loan
  7.35%, 08/24/12(d)                              Ba2         127,189        127,825
====================================================================================
                                                                           4,450,347
====================================================================================


ELECTRICAL COMPONENTS & EQUIPMENT-1.00%


Cellnet Technology, Inc.
  Second Lien Term Loan
  11.73%, 04/26/13(d)                              B3         333,333        338,333
------------------------------------------------------------------------------------
  Term Loan B
  8.50%, 04/26/12(d)                               B2         410,473        413,551
------------------------------------------------------------------------------------
VeriFone, Inc.
  Term Loan B
  6.88%, 06/30/11(d)                               B1       1,201,421      1,199,919
====================================================================================
                                                                           1,951,803
====================================================================================


ELECTRONIC MANUFACTURING SERVICES-0.13%


Revere Industries LLC
  Term Loan
  8.50%, 12/14/10(d)                               B2         248,779        249,090
====================================================================================


ENVIRONMENTAL & FACILITIES SERVICES-1.46%


Allied Waste Industries, Inc.
  Loan C
  4.85%, 01/15/12(d)                               B1         366,708        364,749
------------------------------------------------------------------------------------
  Term Loan
  6.48-6.86%, 01/15/12(d)                          B1         944,061        938,911
------------------------------------------------------------------------------------
Covanta Holding Corp.
  First Term Loan B
  7.57-7.71%, 06/24/12(d)                          B1         166,777        166,986
------------------------------------------------------------------------------------
  Loan C
  5.46%, 06/24/12(d)                               B1         658,810        659,084
------------------------------------------------------------------------------------
Safety-Kleen Corp.
  Term Loan
  0.00%, 12/24/08(d)(g)(h)                         --         718,468        718,468
====================================================================================
                                                                           2,848,198
====================================================================================

AIM FLOATING RATE FUND


                                               MOODY'S     PRINCIPAL
                                               RATING(a)     AMOUNT        VALUE
------------------------------------------------------------------------------------


FERTILIZERS & AGRICULTURAL CHEMICALS-0.13%


Coffeyville Resources, LLC
  Second Lien Term Loan
  12.19%, 06/24/13(d)                              B3      $  105,000   $    107,822
------------------------------------------------------------------------------------
  Syn LOC
  5.40%, 07/08/11(d)                               B1          55,034         55,189
------------------------------------------------------------------------------------
  Term Loan B
  7.69-9.75%, 07/08/12(d)                          B1          81,729         81,959
====================================================================================
                                                                             244,970
====================================================================================



FOOD DISTRIBUTORS-1.00%


Bumble Bee Seafoods, LLC
  Term Loan B
  6.82-7.04%, 05/02/12(d)                         Ba3          76,500         76,213
------------------------------------------------------------------------------------
Carrols Corp.
  Six Year Term Loan
  7.63%, 12/31/10(d)                               Bl         220,114        221,214
------------------------------------------------------------------------------------
El Pollo Loco Holdings, Inc.
  Term Loan
  0.00%, 07/15/13(d)                               B1          84,000         84,000
------------------------------------------------------------------------------------
Leiner Health Products Group, Inc.
  Term Loan B
  8.61%, 05/27/11(d)                               B2         365,942        365,942
------------------------------------------------------------------------------------
OSI Group LLC
  Dutch Term Loan
  7.25%, 09/02/11(d)                              Ba3         134,821        134,737
------------------------------------------------------------------------------------
  German Term Loan
  7.25%, 09/02/11(d)                              Ba3         107,857        107,789
------------------------------------------------------------------------------------
  U.S. Term Loan
  7.25%, 09/02/11(d)                              Ba3         242,677        242,526
------------------------------------------------------------------------------------
Pinnacle Foods Group, Inc. (Aurora Foods)
  Term Loan
  6.99-7.45%, 11/25/10(d)                          B1         545,014        545,150
------------------------------------------------------------------------------------
Wm. Bolthouse Farms, Inc.
  Term Loan
  7.81%, 12/17/12(d)                               B2         159,600        160,498
====================================================================================
                                                                           1,938,069
====================================================================================



FOOD RETAIL-0.88%


Arby's, LLC
  Term Loan B
  7.38-7.75%, 07/25/12(d)                          B1         486,904        486,396
------------------------------------------------------------------------------------
Burger King Corp.
  Term Loan B1
  7.00%, 06/30/12(d)                              Ba2         352,293        351,467
------------------------------------------------------------------------------------
Chiquita Brands International, Inc.
  Term Loan B
  7.60%, 06/28/12(d)                               B1          13,850         13,799
------------------------------------------------------------------------------------
  Term Loan C
  7.60%, 06/28/12(d)                               B1         294,671        293,811
------------------------------------------------------------------------------------
Cracker Barrel
  Term Loan
  6.58-6.63%, 04/29/13(d)                         Ba2         246,523        245,475
------------------------------------------------------------------------------------
Quizno's Corp. (The)
  First Term Loan B
  7.75%, 05/05/13(d)                               B2         108,267        107,951
------------------------------------------------------------------------------------
  Second Lien Term Loan
  11.25%, 11/05/13(d)                              B2          57,000         57,712
------------------------------------------------------------------------------------
Roundy's Supermarkets, Inc.
  Term Loan
  8.17-8.29%, 11/03/11(d)                          B2         163,180        163,996
====================================================================================
                                                                           1,720,607
====================================================================================

                                               MOODY'S     PRINCIPAL
                                               RATING(a)     AMOUNT        VALUE
------------------------------------------------------------------------------------



FOREST PRODUCTS-1.69%


Georgia-Pacific Corp.
  Term Loan B
  7.30-7.50%, 12/21/12(d)                         Ba2      $  810,214   $    808,442
------------------------------------------------------------------------------------
  Term Loan C
  8.30%, 12/23/13(d)                              Ba2       1,091,429      1,099,929
------------------------------------------------------------------------------------
Graphic Packaging International Corp.
  Term Loan C
  7.19-7.88%, 08/08/10(d)                          B1       1,219,150      1,228,293
------------------------------------------------------------------------------------
Roseburg Forest Products Co.
  Term Loan B
  7.00%, 02/24/10(d)                              Ba3         156,082        155,887
====================================================================================
                                                                           3,292,551
====================================================================================


HEALTH CARE DISTRIBUTORS-0.91%


CompBenefits Corp.
  Term Loan B
  8.35-8.62%, 04/12/12(d)                          B1          72,544         72,725
------------------------------------------------------------------------------------
MultiPlan, Inc.
  Term Loan B
  7.12%, 04/12/13(d)                               B2         158,757        157,897
------------------------------------------------------------------------------------
Team Health, Inc.
  Term Loan B
  7.69%, 11/23/12(d)                               B2          91,540         91,883
------------------------------------------------------------------------------------
VWR International Inc.
  Term Loan B
  7.34%, 04/07/11(d)                               B2         629,931        629,931
------------------------------------------------------------------------------------
Warner Chilcott PLC
  Dovobet Delayed Loan
  7.63%, 01/18/12(d)                               B2          26,616         26,683
------------------------------------------------------------------------------------
  Dovonex Delayed Loan
  7.61-8.00%, 01/18/12(d)                          B2         133,081        133,414
------------------------------------------------------------------------------------
  Term Loan B
  7.61-7.63%, 01/18/12(d)                          B2         415,289        416,550
------------------------------------------------------------------------------------
  Term Loan C
  7.61%, 01/18/12(d)                               B2         167,341        167,849
------------------------------------------------------------------------------------
  Term Loan D
  7.61%, 01/18/12(d)                               B2          77,307         77,542
====================================================================================
                                                                           1,774,474
====================================================================================

AIM FLOATING RATE FUND


                                               MOODY'S     PRINCIPAL
                                               RATING(a)     AMOUNT        VALUE
------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT-0.35%


Angiotech Pharmaceuticals, Inc.
  Term Loan
  6.85-7.00%, 03/23/13(d)                         Ba3      $   57,467   $     56,763
------------------------------------------------------------------------------------
CONMED Corp.
  Term Loan
  7.03%, 04/13/13(d)                              Ba3         366,581        367,498
------------------------------------------------------------------------------------
Sunrise Medical Inc.
  Term Loan B1
  8.44-8.50%, 05/13/10(d)                          B1         260,208        260,208
====================================================================================
                                                                             684,469
====================================================================================



HEALTH CARE FACILITIES-2.28%


Beverly Enterprises, Inc.
  Term Loan B
  7.96-8.25%, 03/14/11(d)                          B1         140,648        141,175
------------------------------------------------------------------------------------
DaVita Inc.
  Term Loan B
  7.00-7.69%, 10/05/12(d)                          B1         958,349        959,447
------------------------------------------------------------------------------------
IASIS Healthcare Corp.
  Term Loan B
  7.26-7.75%, 06/22/11(d)                          B1       1,708,385      1,715,859
------------------------------------------------------------------------------------
LifePoint Hospitals, Inc.
  Term Loan B
  6.91%, 04/15/12(d)                              Ba3       1,619,681      1,616,307
====================================================================================
                                                                           4,432,788
====================================================================================



HEALTH CARE SERVICES-2.05%


AGA Medical Corp.
  Term Loan
  7.38%, 04/29/13(d)                               B2         130,133        130,052
------------------------------------------------------------------------------------
Genoa Healthcare LLC
  Term Loan
  12.88%, 02/10/13(d)                            Caa1         132,000        132,825
------------------------------------------------------------------------------------
  Term Loan B
  8.38-10.50%, 08/10/12(d)                         B2          93,610         94,429
------------------------------------------------------------------------------------
Gentiva Health Services, Inc.
  Term Loan
  7.24-7.38%, 03/31/13(d)                         Ba3         103,978        104,011
------------------------------------------------------------------------------------
Harlan Sprague Dawley, Inc.
  Term Loan
  7.50-9.75%, 12/19/11(d)                          B2          79,600         79,800
------------------------------------------------------------------------------------
HealthSouth Corp.
  Term Loan B
  8.52%, 03/10/13(d)                               B2       2,000,000      1,998,572
------------------------------------------------------------------------------------
MedCath Corp.
  Term Loan
  7.90-9.50%, 06/30/11(d)                          B2         321,181        320,378
------------------------------------------------------------------------------------
Radiation Therapy Services, Inc.
  Term Loan B
  7.50-8.75%, 12/16/12(d)                          B1          63,680         63,640
------------------------------------------------------------------------------------
Skilled Healthcare LLC
  Term Loan
  7.78-9.75%, 06/15/12(d)                          B1         371,250        373,570
------------------------------------------------------------------------------------
US Oncology, Inc.
  Term Loan B
  7.50-7.88%, 08/20/11(d)                          B1         699,417        702,040
====================================================================================
                                                                           3,999,317
====================================================================================

                                               MOODY'S     PRINCIPAL
                                               RATING(a)     AMOUNT        VALUE
------------------------------------------------------------------------------------



HEALTH CARE SUPPLIES-0.99%


Accellent Corp.
  Term Loan B
  7.23%, 11/22/12(d)                               B2      $1,270,894   $  1,266,923
------------------------------------------------------------------------------------
Fresenius Medical Care AG & Co. KGaA
  Term Loan B
  6.40-6.87%, 03/31/13(d)                         Ba2         659,348        652,444
====================================================================================
                                                                           1,919,367
====================================================================================


HOMEBUILDING-0.38%


Headwaters, Inc.
  Fist Lien Term Loan B1
  7.08%, 04/30/11(d)                               B1         735,461        736,073
====================================================================================


HOMEFURNISHING RETAIL-1.03%


Sears Canada Inc.
  Term Loan B
  7.25%, 12/22/12(d)                              Ba1       1,995,000      1,999,987
====================================================================================


HOTELS, RESORTS & CRUISE LINES-0.46%


Ginn Co. (The)
  Second Lien Term Loan
  12.17%, 06/08/12(d)                              B1         164,000        164,000
------------------------------------------------------------------------------------
  Term Loan
  8.17-8.29%, 06/08/11(d)                          B1         401,190        401,190
------------------------------------------------------------------------------------
Hilton Hotels Corp.
  Term Loan B
  6.67-6.73%, 02/22/13(d)                         Ba2         332,973        331,391
====================================================================================
                                                                             896,581
====================================================================================


HOUSEHOLD APPLIANCES-0.45%


Goodman Global Holdings, Inc.
  Term Loan C
  6.94%, 12/23/11(d)                               B1         884,643        881,602
====================================================================================


HOUSEHOLD PRODUCTS-2.81%


Amscan Holdings, Inc.
  Term Loan B
  8.19-8.30%, 12/23/12(d)                          B1          49,345         49,427
------------------------------------------------------------------------------------
Central Garden & Pet Co.
  Term Loan
  6.52-6.53%, 09/30/12(d)                         Ba2         120,332        120,131
------------------------------------------------------------------------------------

AIM FLOATING RATE FUND


                                               MOODY'S     PRINCIPAL
                                               RATING(a)     AMOUNT        VALUE
------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS-(CONTINUED)

Jarden Corp.
  Term Loan
  7.50%, 01/24/12(d)                               B1      $  972,577   $    971,709
------------------------------------------------------------------------------------
Prestige Brands International, Inc.
  Term Loan B
  7.23%, 04/06/11(d)                               B1       1,021,099      1,024,502
------------------------------------------------------------------------------------
Spectrum Brands, Inc.
  Term Loan
  8.03-8.44%, 02/06/12(d)                          B1       3,120,573      3,126,424
------------------------------------------------------------------------------------
Waterpik Technologies, Inc.
  First Lien Term Loan
  7.40%, 06/28/13(d)                               B1          82,500         82,913
------------------------------------------------------------------------------------
  Second Lien Term Loan
  11.65%, 12/31/13(d)                              B1          95,000         96,425
====================================================================================
                                                                           5,471,531
====================================================================================



HUMAN RESOURCE & EMPLOYMENT SERVICES-0.08%


AMN Healthcare Services, Inc.
  Term Loan B
  7.50%, 11/02/11(d)                              Ba2         163,483        163,994
====================================================================================



INDUSTRIAL CONGLOMERATES-4.00%


Aearo Corp.
  First Lien Term Loan
  7.96%, 03/22/13(d)                               B2         127,148        127,996
------------------------------------------------------------------------------------
  Second Lien Term Loan
  11.96%, 09/24/13(d)                            Caa1          77,333         78,590
------------------------------------------------------------------------------------
AMSTED Industries Inc.
  Delay Draw Term Loan B
  0.00%, 04/05/13(d)(e)                            B1         562,500        556,875
------------------------------------------------------------------------------------
  Term Loan B
  7.01-7.50%, 04/05/13(d)                          B1       1,320,260      1,326,861
------------------------------------------------------------------------------------
Blount International Inc.
  Term Loan B
  6.74-6.86%, 08/09/10(d)                         Ba3         465,608        469,100
------------------------------------------------------------------------------------
Bway Corp.
  Term Loan B
  7.31%, 06/30/11(d)                               B1         955,067        961,832
------------------------------------------------------------------------------------
Covalence Specialty Materials Corp.
  Second Lien Term Loan
  0.00-8.56%, 08/16/13(d)                          B2         393,333        396,119
------------------------------------------------------------------------------------
Dresser Inc.
  Term Loan C
  7.60%, 04/10/09(d)                              Ba3         130,364        131,939
------------------------------------------------------------------------------------
Invensys PLC (United Kingdom)
  Bonding Cash Collateral
  8.13%, 03/05/09(d)                              Ba3       1,090,790      1,090,790
------------------------------------------------------------------------------------
Mueller Group, Inc. (The)
  Term Loan B
  7.36-7.87%, 10/03/12(d)                          B2         124,288        124,776
------------------------------------------------------------------------------------
Norcross Safety Products LLC
  Term Loan
  6.82-9.25%, 07/02/12(d)                          B1         604,128        604,128
------------------------------------------------------------------------------------
Polypore International, Inc.
  Term Loan
  8.35%, 11/12/11(d)                               B2         222,525        224,009
------------------------------------------------------------------------------------

                                               MOODY'S     PRINCIPAL
                                               RATING(a)     AMOUNT        VALUE
------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES-(CONTINUED)

TriMas Corp.
  Term Loan B
  8.88%, 12/31/09(d)                               B2      $1,221,960   $  1,229,597
------------------------------------------------------------------------------------
Unifrax Corp.
  Term Loan B
  7.63%, 05/02/13(d)                               B2         470,430        470,430
====================================================================================
                                                                           7,793,042
====================================================================================


INDUSTRIAL MACHINERY-1.43%


CLFX Corp.
  Term Loan B
  7.50%, 12/19/11(d)                              Ba3         515,492        516,780
------------------------------------------------------------------------------------
EnerSys Capital Inc.
  Term Loan
  7.03-7.44%, 03/17/11(d)                         Ba3         465,677        465,677
------------------------------------------------------------------------------------
Gleason Corp.
  First Lien Term Loan
  0.00%, 06/15/13(d)                               B2         108,800        108,800
------------------------------------------------------------------------------------
Pro Mach, Inc.
  Term Loan
  7.75%, 12/14/11(d)                               B1         598,500        604,485
------------------------------------------------------------------------------------
Rexnord Corp.
  Term Loan
  7.32-9.25%, 12/31/11(d)                          B1         866,505        869,755
------------------------------------------------------------------------------------
Synventive Molding Solutions, Inc.
  Term Loan
  8.48%, 07/30/12(d)                               B2         215,042        208,590
====================================================================================
                                                                           2,774,087
====================================================================================


INSURANCE BROKERS-1.53%


ARG Holdings, Inc.
  First Lien Term Loan
  8.13%, 11/30/11(d)                               B2          77,610         77,610
------------------------------------------------------------------------------------
  Second Lien Term Loan
  12.38%, 11/30/12(d)                              B2          31,000         31,387
------------------------------------------------------------------------------------
Starbound Holdings
  Term Loan
  9.23%, 03/31/08(d)                               --       2,500,000      2,500,000
------------------------------------------------------------------------------------
Swett & Crawford Group, Inc. (The)
  First Lien Term Loan
  7.83%, 11/16/11(d)                               B1         377,953        377,953
====================================================================================
                                                                           2,986,950
====================================================================================

AIM FLOATING RATE FUND


                                               MOODY'S     PRINCIPAL
                                               RATING(a)     AMOUNT        VALUE
------------------------------------------------------------------------------------


INTEGRATED TELECOMMUNICATION SERVICES-2.40%


Cavalier Telephone Corp.
  Term Loan B
  9.52%, 03/24/12(d)                               B2      $1,075,305   $  1,086,058
------------------------------------------------------------------------------------
Country Road Communications, Inc.
  First Lien Term Loan
  8.48%, 07/15/12(d)                               B2         816,927        821,012
------------------------------------------------------------------------------------
  Second Lien Term Loan
  12.55%, 07/15/13(d)                              B2         571,429        578,571
------------------------------------------------------------------------------------
D&E Communications, Inc.
  Term Loan B
  7.21-9.25%, 12/31/11(d)                         Ba3         828,548        829,584
------------------------------------------------------------------------------------
Madison River Communications, LLC
  Add Loan B
  0.00%, 07/29/12(f)(g)                            B1         750,000        750,000
------------------------------------------------------------------------------------
  Term Loan B-1
  7.26%, 07/29/12(d)                               B1         340,000        340,425
------------------------------------------------------------------------------------
PAETEC Communications, Inc.
  First Lien
  0.00%, 06/08/12(d)(g)                            B1         267,200        268,759
====================================================================================
                                                                           4,674,409
====================================================================================



INTERNET SOFTWARE & SERVICES-0.35%


Language Line LLC
  Term Loan B
  9.35%, 06/10/11(d)                               B2         683,538        687,169
====================================================================================



INVESTMENT BANKING & BROKERAGE-0.04%


JG Wentworth LLC
  Term Loan
  9.01%, 04/12/11(d)                               B2          82,000         82,359
====================================================================================



IT CONSULTING & OTHER SERVICES-0.93%


SunGard Data Systems Inc.
  U.S. Term Loan
  7.66%, 02/11/13(d)                               B1       1,815,000      1,819,387
====================================================================================



LEISURE FACILITIES-4.17%


24 Hour Fitness Worldwide Inc.
  Term Loan B
  7.50-8.12%, 06/08/12(d)                          B2       1,296,750      1,302,423
------------------------------------------------------------------------------------
AMC Entertainment Inc.
  Term Loan B
  7.48%, 01/26/13(d)                              Ba3       2,111,741      2,117,021
------------------------------------------------------------------------------------
AMF Bowling Worldwide, Inc.
  Revolving Loan
  0.00%, 02/27/09(d)(e)                            B2         500,000        485,000
------------------------------------------------------------------------------------
  Term Loan B
  8.13-10.00%, 08/27/09(d)                         B2         387,346        389,767
------------------------------------------------------------------------------------
Greektown Casino LLC
  Term Loan B
  7.55%, 12/03/12(d)                               B1         150,000        150,938
------------------------------------------------------------------------------------

                                               MOODY'S     PRINCIPAL
                                               RATING(a)     AMOUNT        VALUE
------------------------------------------------------------------------------------

LEISURE FACILITIES-(CONTINUED)

Metro-Goldwyn-Mayer, Inc.
  Term Loan B
  7.75%, 04/08/12(d)                              Ba3      $2,575,418   $  2,585,954
------------------------------------------------------------------------------------
Regal Cinemas, Inc.
  Term Loan
  7.07-7.25%, 11/10/10(d)                         Ba2         390,017        389,352
------------------------------------------------------------------------------------
Universal City Development Partners
  Term Loan B
  7.07-7.50%, 06/09/11(d)                         Ba3         245,000        244,847
------------------------------------------------------------------------------------
Wallace Theater Corp.
  First Lien Term Loan
  8.75%, 08/09/09(d)                               B2         448,618        450,861
====================================================================================
                                                                           8,116,163
====================================================================================


LEISURE PRODUCTS-1.17%


Bombardier Recreation Products
  Term Loan
  0.00%, 06/21/13(d)                               B1         353,400        353,400
------------------------------------------------------------------------------------
Deluxe Entertainment Services
  First Lien Term Loan B
  9.25%, 01/28/11(d)                               B1         127,433        128,495
------------------------------------------------------------------------------------
  First Lien Term Loan C
  9.25%, 01/28/11(d)                               B1          23,624         24,333
------------------------------------------------------------------------------------
  Second Lien Term Loan
  13.75%, 07/30/11(d)                              B3         666,667        686,667
------------------------------------------------------------------------------------
Easton-Bell Sports, Inc.
  Term Loan
  6.81-6.94%, 03/23/12(d)                          B1          91,451         91,375
------------------------------------------------------------------------------------
HIT Entertainment Ltd.
  Term Loan
  7.42%, 03/20/12(d)                               B1         476,963        477,559
------------------------------------------------------------------------------------
Panavision Inc.
  First Lien Term Loan
  8.13-8.23%, 03/30/11(d)                          B1          31,920         32,079
------------------------------------------------------------------------------------
  Second Lien Term Loan
  12.13%, 04/06/12(d)                              B3           9,500          9,654
------------------------------------------------------------------------------------
True Temper Sports, Inc.
  Delay Draw Term Loan
  8.03-10.25%, 03/15/11(d)                         B2         481,276        483,683
====================================================================================
                                                                           2,287,245
====================================================================================


MARINE-0.63%


Horizon Lines LLC
  Term Loan C
  7.75%, 07/07/11(d)                               B2         735,000        738,675
------------------------------------------------------------------------------------
US Shipping LLC
  Term Loan
  7.50%, 04/30/10(d)                              Ba3         477,569        478,166
====================================================================================
                                                                           1,216,841
====================================================================================

AIM FLOATING RATE FUND


                                               MOODY'S     PRINCIPAL
                                               RATING(a)     AMOUNT        VALUE
------------------------------------------------------------------------------------


MARINE PORTS & SERVICES-0.14%


FleetCor Technologies Operating Co., LLC
  Term Loan B
  8.65-8.93%, 06/30/11(d)                          B2      $  265,588   $    264,261
====================================================================================

METAL & GLASS CONTAINERS-1.46%

Graham Packaging Co., L.P. Second Lien Term
  Loan 9.75%, 04/07/12(d)                          B3       1,071,429      1,083,929
------------------------------------------------------------------------------------
  Term Loan B
  7.38%, 04/18/11(d)                               B2         289,708        289,925
------------------------------------------------------------------------------------
  Term Loan B
  6.94-7.56%, 10/07/11(d)                          B2       1,475,532      1,476,639
====================================================================================
                                                                           2,850,493
====================================================================================

MOVIES & ENTERTAINMENT-1.79%

LodgeNet Entertainment Corp.
  Term Loan
  7.75-9.50%, 08/29/08(d)                         Ba3         421,993        422,521
------------------------------------------------------------------------------------
NEP Supershooters
  Term Loan A
  9.13-9.50%, 02/03/11(d)                          B1          92,192         92,999
------------------------------------------------------------------------------------
  Term Loan B
  9.00%, 02/03/11(d)                               B1          38,028         38,361
------------------------------------------------------------------------------------
Rainbow National Services LLC
  Term Loan B
  7.88%, 03/31/12(d)                              Ba3         987,500        993,919
------------------------------------------------------------------------------------
Warner Music Group
  Term Loan
  7.09-7.32%, 02/28/11(d)                         Ba2       1,933,003      1,934,613
====================================================================================
                                                                           3,482,413
====================================================================================

OFFICE SERVICES & SUPPLIES-0.24%

Knoll, Inc.
  Term Loan
  7.25%, 10/03/12(d)                              Ba3         471,233        472,853
====================================================================================

OIL & GAS-0.16%

CDX Funding LLC
  Second Lien Term Loan
  10.75%, 03/31/13(d)                              B2         102,000        103,402
------------------------------------------------------------------------------------
MarkWest Energy Partners, L.P.
  Term Loan
  7.36-7.60%, 12/29/10(d)                          B1         213,153        213,153
====================================================================================
                                                                             316,555
====================================================================================

                                               MOODY'S     PRINCIPAL
                                               RATING(a)     AMOUNT        VALUE
------------------------------------------------------------------------------------


OIL & GAS DRILLING-0.34%

Niska/CR Gas & Storage
  Canada Term Loan
  7.03%, 05/13/13(d)                              Ba3      $  300,952   $    300,012
------------------------------------------------------------------------------------
  Term Loan
  7.03%, 05/13/11(d)                              Ba3          54,719         54,548
------------------------------------------------------------------------------------
  Revolving Loan
  0.00%, 05/13/13(d)(e)                           Ba3          38,303         38,183
------------------------------------------------------------------------------------
  U.S. Term Loan
  7.03%, 05/13/13(d)                              Ba3          57,455         57,275
------------------------------------------------------------------------------------
Venoco, Inc
  Second Lien Term Loan
  9.63-9.75%, 03/30/09(d)                        Caa1         204,000        205,147
====================================================================================
                                                                             655,165
====================================================================================

OIL & GAS EQUIPMENT & SERVICES-2.18%

EPCO Holdings Inc.
  Term Loan C
  7.08-7.35%, 08/18/10(d)                         Ba3         744,480        746,873
------------------------------------------------------------------------------------
Key Energy Services, Inc.
  Loan C
  5.00%, 07/29/10(d)                               --         250,000        250,938
------------------------------------------------------------------------------------
  Term Loan B
  8.40%, 06/30/12(d)                               --         587,050        589,251
------------------------------------------------------------------------------------
Petroleum Geo-Services A.S.A
  Term Loan
  7.48-9.50%, 12/16/12(d)                         Ba3         500,806        502,215
------------------------------------------------------------------------------------
SemCrude L.P.
  Canada Term Loan
  7.23%, 03/16/11(d)                              Ba3         430,702        431,779
------------------------------------------------------------------------------------
  U.S. Term Loan
  7.50-7.58%, 03/16/11(d)                         Ba3         181,301        181,755
------------------------------------------------------------------------------------
Targa Resources, Inc.
  Bridge Term Loan
  7.48%, 10/31/07(d)                              Ba3         286,475        286,236
------------------------------------------------------------------------------------
  Syn LOC
  5.37%, 10/31/12(d)                              Ba3         115,851        115,947
------------------------------------------------------------------------------------
  Term Loan
  7.23-7.75%, 10/31/12(d)                         Ba3         458,591        458,973
------------------------------------------------------------------------------------
Texstar Operating L.P.
  Term Loan
  8.29%, 12/06/11(d)                               B2          85,591         85,163
------------------------------------------------------------------------------------
Universal Compression
  Term Loan B
  7.00%, 02/15/12(d)                              Ba2         588,274        590,480
====================================================================================
                                                                           4,239,610
====================================================================================

AIM FLOATING RATE FUND


                                               MOODY'S     PRINCIPAL
                                               RATING(a)     AMOUNT        VALUE
------------------------------------------------------------------------------------

OIL & GAS EXPLORATION & PRODUCTION-0.32%

Helix Energy Solutions Group, Inc.
  Term Loan
  2.00%, 05/05/13(f)(g)                            B2      $  444,444   $    444,444
------------------------------------------------------------------------------------
W&T Offshore, Inc.
  Term Loan B
  0.00%, 05/16/10(d)                               B2         185,000        185,463
====================================================================================
                                                                             629,907
====================================================================================

OIL & GAS REFINING & MARKETING-0.47%

CITGO Petroleum Corp.
  Term Loan
  6.75%, 11/15/12(d)                              Ba1         621,875        621,875
------------------------------------------------------------------------------------
LB Pacific, LP
  Term Loan B
  7.71-7.73%, 03/03/12(d)                          B1         296,250        296,991
====================================================================================
                                                                             918,866
====================================================================================

OIL & GAS STORAGE & TRANSPORTATION-0.05%

Pine Prairie Energy Center LLC
  Delay Draw Term Loan
  0.00%, 12/31/13(d)(e)                            B1          42,344         42,291
------------------------------------------------------------------------------------
  Term Loan B
  7.80%, 12/31/13(d)                               B1          54,916         55,191
====================================================================================
                                                                              97,482
====================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.65%

Ameritrade Holdings Corp.
  Term Loan B
  6.85%, 12/31/12(d)                              Ba1          13,965         13,926
------------------------------------------------------------------------------------
Conseco, Inc.
  Term Loan
  6.96%, 06/22/10(d)                              Ba3         969,901        969,497
------------------------------------------------------------------------------------
Lionbridge Technologies, Inc.
  Term Loan B
  8.85%, 09/01/11(d)                               B1         136,456        137,139
------------------------------------------------------------------------------------
SSA Global Technologies, Inc.
  Term Loan
  7.49%, 09/22/11(d)                               B2         145,897        145,533
====================================================================================
                                                                           1,266,095
====================================================================================

PACKAGED FOODS & MEATS-1.32%

Birds Eye Foods Inc.
  Term Loan B
  8.10-8.18%, 06/30/08(d)                          B1         457,007        458,150
------------------------------------------------------------------------------------
  Revolving Loan
  0.00%, 08/17/07(f)(g)                            B1       1,000,000        987,500
------------------------------------------------------------------------------------

                                               MOODY'S     PRINCIPAL
                                               RATING(a)     AMOUNT        VALUE
------------------------------------------------------------------------------------

PACKAGED FOODS & MEATS-(CONTINUED)

Dole Food Co., Inc.
  Loan C
  4.92%, 04/12/13(d)                              Ba3      $   37,953   $     37,550
------------------------------------------------------------------------------------
  Term Loan B
  7.00-9.00%, 04/12/13(d)                         Ba3          85,182         84,277
------------------------------------------------------------------------------------
  Term Loan C
  7.00-9.00%, 04/12/13(d)                         Ba3         283,940        280,923
------------------------------------------------------------------------------------
Michael Foods Inc.
  Term Loan B
  7.03-7.55%, 11/21/10(d)                          B1         718,678        719,876
====================================================================================
                                                                           2,568,276
====================================================================================

PAPER PACKAGING-0.98%

Bluegrass Container
  Term Loan B
  0.00%, 06/30/13(d)                               B1         251,000        251,000
------------------------------------------------------------------------------------
Intertape Polymer Group Inc.
  Term Loan B
  7.28-9.50%, 07/28/11(d)                         Ba3         491,250        495,958
------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.
  Syn LOC
  4.51%, 11/01/10(d)                              Ba3         122,308        122,716
------------------------------------------------------------------------------------
  Term Loan B
  7.38-7.56%, 11/01/11(d)                         Ba3         631,958        634,065
------------------------------------------------------------------------------------
  Term Loan C
  7.38-7.50%, 11/01/11(d)                         Ba3         300,991        301,994
------------------------------------------------------------------------------------
  Term Loan C-1
  7.38%, 11/01/11(d)                              Ba3          96,458         96,779
====================================================================================
                                                                           1,902,512
====================================================================================

PAPER PRODUCTS-0.16%

Xerium S.A. (Luxembourg)
  U.S. Term Loan
  7.23%, 05/18/12(d)                               B1         321,988        320,982
====================================================================================

PERSONAL PRODUCTS-0.50%

American Safety Razor Co.
  Term Loan B
  7.97%, 02/28/12(d)                               B2          89,093         89,093
------------------------------------------------------------------------------------
Burt's Bees Inc.
  First Lien Term Loan
  7.92-8.37%, 03/29/11(d)                          B2         105,679        105,415
------------------------------------------------------------------------------------
Department 56, Inc.
  Term Loan
  8.85%, 09/01/11(d)                               B1         153,638        151,717
------------------------------------------------------------------------------------
Hunter Fan Co.
  Term Loan
  7.76%, 03/24/12(d)                               B1         620,500        618,949
====================================================================================
                                                                             965,174
====================================================================================

AIM FLOATING RATE FUND


                                               MOODY'S     PRINCIPAL
                                               RATING(a)     AMOUNT        VALUE
------------------------------------------------------------------------------------

PHARMACEUTICALS-0.67%

Quintiles Transnational Corp.
  Second Lien Term Loan
  9.50%, 03/31/14(d)                               B3      $1,059,400   $  1,072,974
------------------------------------------------------------------------------------
  Term Loan B
  7.50%, 03/31/13(d)                               B1         237,605        237,233
====================================================================================
                                                                           1,310,207
====================================================================================

PUBLISHING-3.87%

American Media, Inc.
  Term Loan B
  8.12%, 01/30/13(d)                               B1       1,029,412      1,035,331
------------------------------------------------------------------------------------
Caribe Information Investment Inc.
  Term Loan
  7.42-7.46%, 04/01/13(d)                          B1          90,972         91,086
------------------------------------------------------------------------------------
Dex Media East LLC
  Term Loan B
  6.66-7.00%, 05/08/09(d)                         Ba2         540,608        537,679
------------------------------------------------------------------------------------
Dex Media West LLC
  Term Loan B
  6.67-7.00%, 03/09/10(d)                         Ba2       1,203,705      1,196,866
------------------------------------------------------------------------------------
Endurance Business Media, Inc.
  Term Loan B
  7.55%, 03/08/12(d)                               B1         270,103        270,103
------------------------------------------------------------------------------------
F+W Publications, Inc.
  Second Lien Term Loan B
  12.32%, 02/05/13(d)                              B2         500,000        502,500
------------------------------------------------------------------------------------
  Term Loan
  8.16%, 08/05/12(d)                               B2         566,350        566,822
------------------------------------------------------------------------------------
GateHouse Media Inc.
  Term Loan
  7.39%, 12/06/13(d)                               B1          84,000         83,843
------------------------------------------------------------------------------------
RH Donnelley Corp.
  Term Loan D2
  6.49-7.00%, 06/30/11(d)                         Ba3       2,538,401      2,524,803
------------------------------------------------------------------------------------
Sun Media Corp. (Canada)
  Term Loan B
  6.88%, 02/07/09(d)                              Ba2         644,103        643,030
------------------------------------------------------------------------------------
Thomson Media
  Term Loan B
  7.68%, 11/08/11(d)                               B1          88,365         89,414
====================================================================================
                                                                           7,541,477
====================================================================================

RAILROADS-0.27%

Helm Holding Corp.
  Term Loan B
  7.66%, 07/08/11(d)                               B2         518,583        519,879
====================================================================================

                                               MOODY'S     PRINCIPAL
                                               RATING(a)     AMOUNT        VALUE
------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT-0.63%

Kyle Acquisition Group, LLC
  Term Loan B
  7.38%, 07/20/08(d)                              Ba3      $  195,000   $    194,757
------------------------------------------------------------------------------------
Lake Las Vegas Resort
  First Lien Term Loan
  7.91-8.18%, 02/01/10(d)                          B2         129,554        129,647
------------------------------------------------------------------------------------
Lion Gables Realty L.P.
  Term Loan
  6.86-6.90%, 09/30/07(d)                         Ba2         262,278        262,223
------------------------------------------------------------------------------------
Rhodes Homes
  First Lien Term Loan
  8.31%, 11/21/10(d)                              Ba3          51,791         51,791
------------------------------------------------------------------------------------
Technical Olympic USA, Inc. (TOUSA)
  Term Loan
  7.75%, 07/29/08(d)                               B1         346,448        345,149
------------------------------------------------------------------------------------
Yellowstone Mountain Club, LLC
  Term Loan
  7.73%, 09/30/10(d)                               B1         237,733        237,659
====================================================================================
                                                                           1,221,226
====================================================================================

SEMICONDUCTORS-0.50%

AMI Semiconductors, Inc.
  Term Loan
  6.85%, 04/01/12(d)                              Ba3         972,696        973,102
====================================================================================

SPECIALIZED CONSUMER SERVICES-0.32%

LPL Holdings Inc.
  Term Loan B
  8.13-8.74%, 06/28/13(d)                          B2         623,533        628,989
====================================================================================

SPECIALIZED FINANCE-0.46%

Clarke American Checks, Inc.
  Term Loan B
  8.75-8.87%, 12/15/11(d)                          B1         289,972        293,959
------------------------------------------------------------------------------------
Clayton Holdings, Inc.
  Term Loan
  8.13%, 12/08/11(d)                               B1         106,399        106,399
------------------------------------------------------------------------------------
NASDAQ Stock Market, Inc. (The)
  Term Loan B
  6.97-7.25%, 04/18/12(d)(g)                      Ba3         316,360        315,807
------------------------------------------------------------------------------------
  Term Loan C
  6.83-7.25%, 04/18/12(d)(g)                       --         183,387        183,112
====================================================================================
                                                                             899,277
====================================================================================

AIM FLOATING RATE FUND


                                               MOODY'S     PRINCIPAL
                                               RATING(a)     AMOUNT        VALUE
------------------------------------------------------------------------------------

SPECIALTY CHEMICALS-4.60%

Basell B.V.
  Term Loan B2
  7.73%, 08/01/13(d)                               --      $  271,667   $    274,949
------------------------------------------------------------------------------------
  Term Loan B4
  7.73%, 08/01/13(d)                               --          54,333         54,889
------------------------------------------------------------------------------------
  Term Loan C2
  8.23%, 08/01/14(d)                               --         271,667        274,949
------------------------------------------------------------------------------------
  Term Loan C4
  8.23%, 08/01/14(d)                               --          54,333         55,119
------------------------------------------------------------------------------------
Cognis Deutschland GmbH & Co. KG (Germany)
  Second Lien Term Loan
  10.03%, 11/15/13(d)                              B2         320,000        325,733
------------------------------------------------------------------------------------
  Term Loan B
  8.17%, 03/30/12(d)                               B1         307,018        308,553
------------------------------------------------------------------------------------
  Term Loan B4
  8.17%, 03/30/12(d)                               B1         192,982        193,947
------------------------------------------------------------------------------------
  Term Loan C
  8.67%, 03/29/13(d)                               B1         500,000        502,916
------------------------------------------------------------------------------------
Hexion Specialty Chemicals, Inc.
  Syn LOC
  2.00%, 05/05/13(d)                               B2          93,581         92,665
------------------------------------------------------------------------------------
  Term Loan C1
  7.13%, 05/05/13(d)                               B2         656,204        649,779
------------------------------------------------------------------------------------
  Term Loan C2
  7.50%, 05/05/13(d)                               B2         142,546        141,150
------------------------------------------------------------------------------------
Huntsman ICI Chemicals LLC
  Term Loan B
  7.04%, 08/16/12(d)                              Ba3       2,223,138      2,210,980
------------------------------------------------------------------------------------
Ineos Group Ltd.
  Term Loan A4
  7.34%, 12/16/12(d)                              Ba3         157,500        157,933
------------------------------------------------------------------------------------
  Term Loan B2
  7.34%, 12/16/13(d)                              Ba3         224,437        225,728
------------------------------------------------------------------------------------
  Term Loan C2
  7.84%, 12/16/14(d)                              Ba3         224,437        225,728
------------------------------------------------------------------------------------
KRATON Polymers LLC
  Term Loan
  7.38%, 12/23/10(d)                               B1         435,563        434,746
------------------------------------------------------------------------------------
Mosaic Global Holdings Inc.
  Term Loan B
  6.25-7.06%, 02/21/12(d)                         Ba2         770,250        768,806
------------------------------------------------------------------------------------
Nalco Co.
  Term Loan B
  6.48-7.23%, 11/04/10(d)                          B1       1,401,916      1,399,813
------------------------------------------------------------------------------------
PQ Corp.
  Term Loan
  7.50%, 02/10/12(d)                               B1         177,176        177,177
------------------------------------------------------------------------------------
Supresta Holdings LLC
  Term Loan
  8.75%, 07/20/11(d)                               B1         476,964        471,002
====================================================================================
                                                                           8,946,562
====================================================================================

                                               MOODY'S     PRINCIPAL
                                               RATING(a)     AMOUNT        VALUE
------------------------------------------------------------------------------------


SPECIALTY STORES-0.25%

Eye Care Centers of America, Inc.
  Term Loan
  7.80-8.50%, 03/01/12(d)                          B2      $  496,750   $    494,059
====================================================================================

SYSTEM SOFTWARE-0.05%

SERENA Software, Inc.
  Term Loan
  7.41%, 03/10/13(d)                               B1         100,313        100,187
====================================================================================

TOBACCO-0.93%

Alliance One International, Inc.
  Term Loan B
  8.49%, 05/13/10(d)                               B2         665,575        667,239
------------------------------------------------------------------------------------
Commonwealth Brands, Inc.
  Term Loan
  7.44%, 12/22/12(d)                               B1         329,581        330,734
------------------------------------------------------------------------------------
Reynolds American Inc.
  Term Loan
  7.19-7.31%, 05/31/12(d)(g)                      Ba1         801,600        803,729
====================================================================================
                                                                           1,801,702
====================================================================================

TRUCKING-0.13%

Greatwide Logistics Services, Inc.
  Term Loan
  0.00%, 06/01/12(d)                               B2          33,633         33,759
------------------------------------------------------------------------------------
  Term Loan B
  8.00%, 09/30/11(d)                               B2         213,407        214,208
====================================================================================
                                                                             247,967
====================================================================================

WATER UTILITIES-0.10%

Thermal North America, Inc.
  Term Loan
  6.86%, 10/12/13(d)                              Ba3          40,000         39,600
------------------------------------------------------------------------------------
  Term Loan B
  7.25%, 10/12/13(d)                              Ba3         149,089        148,344
====================================================================================
                                                                             187,944
====================================================================================

WIRELESS TELECOMMUNICATION SERVICES-2.09%

Cellular South Inc.
  Term Loan B
  6.86-8.75%, 05/04/11(d)                         Ba3         117,600        117,894
------------------------------------------------------------------------------------
Centennial Communications Corp.
  Term Loan
  7.23-7.75%, 02/09/11(d)                          B1       1,332,188      1,335,518
------------------------------------------------------------------------------------
FairPoint Communications, Inc.
  Term Loan B
  7.25%, 02/08/12(d)                               B1       1,000,000        995,750
------------------------------------------------------------------------------------
Hawaiian Telcom, Inc.
  Term Loan B
  7.75%, 10/31/12(d)                               B1         249,444        250,157
------------------------------------------------------------------------------------
IWL Communications, Inc. / CapRock Holdings,
  Inc.
  Term Loan B
  8.65%, 02/01/12(d)                               B2          61,810         61,501
------------------------------------------------------------------------------------

AIM FLOATING RATE FUND


                                               MOODY'S     PRINCIPAL
                                               RATING(a)     AMOUNT        VALUE
------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES-(CONTINUED)

Nextel Partners, Inc.
  Term Loan D
  6.85%, 05/31/12(d)                              Ba1      $  227,273   $    227,045
------------------------------------------------------------------------------------
NuVox Communications, Inc.
  Term Loan B
  0.00%, 05/19/12(d)                               B2         250,000        251,875
------------------------------------------------------------------------------------
Valor Telecommunications, LLC
  Term Loan B
  7.10-7.25%, 02/14/12(d)                         Ba3         821,667        821,324
====================================================================================
                                                                           4,061,064
====================================================================================
    Total Senior Secured Floating Rate
      Interests (Cost $189,130,575)                                      186,114,223
====================================================================================

FLOATING RATE NOTES-3.44%

BROADCASTING & CABLE TV-1.05%

EchoStar Communications Corp.,
  Sr. Unsec. Floating Rate Global Notes,
  8.24%, 10/01/08(d)(i)                           Ba3       2,000,000      2,040,000
====================================================================================

COMMUNICATIONS EQUIPMENT-1.23%

Qwest Corp.
  Sr. Unsec. Floating Rate Global Notes,
  8.58%, 06/15/13(d)(i)                            --       2,250,000      2,404,687
====================================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.26%

Time Warner Telecom Inc.
  Sr. Sec. Second Priority Floating Rate
  Global Notes,
  9.17%, 02/15/11(d)(i)                            B2         500,000        508,750
====================================================================================

SPECIALTY STORES-0.37%

Linens 'n Things, Inc.
  Sr. Sec. Floating Rate Notes, 10.70%,
  01/15/14 (Acquired 06/08/06-06/13/06; Cost
  $760,000)(d)(i)(j)                               B3         760,000        715,350
====================================================================================

                                               MOODY'S     PRINCIPAL
                                               RATING(a)     AMOUNT        VALUE
------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES-0.53%

Rogers Wireless Communications Inc. (Canada),
  Sr. Sec. Gtd. Floating Rate Global Notes,
  8.45%, 12/15/10(d)(i)                           Ba2      $1,000,000   $  1,035,000
====================================================================================
    Total Floating Rate Notes (Cost
      $6,487,628)                                                          6,703,787
====================================================================================

                                                             SHARES
------------------------------------------------------------------------------------
DOMESTIC STOCKS-1.05%

ENVIRONMENTAL & FACILITIES SERVICES-1.05%

Safety-Kleen Corp. (Acquired 12/24/03; Cost
  $2,062,077)(d)(g)(h)(j)(k)                                  102,803      1,999,518
------------------------------------------------------------------------------------
Safety-Kleen Corp.-Pfd. (Acquired 12/24/03;
  Cost $286,280)(d)(g)(h)(j)(k)                                 1,751         43,775
====================================================================================
                                                                           2,043,293
====================================================================================
    Total Domestic Stocks (Cost $2,348,357)                                2,043,293
====================================================================================

MONEY MARKET FUNDS-3.75%

Liquid Assets Portfolio-Institutional Class(l)              3,651,807      3,651,807
------------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(l)                    3,651,807      3,651,807
====================================================================================
    Total Money Market Funds (Cost
      $7,303,614)                                                          7,303,614
====================================================================================
TOTAL INVESTMENTS-103.86% (Cost $205,270,174)                            202,164,917
====================================================================================
OTHER ASSETS LESS LIABILITIES-(3.86)%                                     (7,508,816)
====================================================================================
NET ASSETS-100.00%                                                      $194,656,101
____________________________________________________________________________________
====================================================================================

AIM FLOATING RATE FUND

Abbreviations:

DIP      - Debtor-in-possession
Pfd.     - Preferred
Sec.     - Secured
Sr.      - Senior
Syn LOC  - Synthetic Letter of Credit
Unsec.   - Unsecured

Notes to Schedule of Investments:

(a) Ratings are assigned by Moody's Investors Service, Inc. ("Moody's").
(b) Senior secured corporate loans and senior secured debt securities are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund's portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offer Rate ("LIBOR"), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(c) Senior secured floating rate interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate interests will have an expected average life of three to five years.
(d) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at June 30, 2006 was $190,175,720, which represented 97.70% of the Fund's Net Assets. See
    Note 1A.
(e) A portion of this holding is subject to unfunded loan commitments. See Note
    3.
(f) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at June 30, 2006 was $4,685,583, which represented 2.41% of the Fund's Net Assets. See Note 1A.
(g) Security considered to be illiquid. The aggregate value of these securities considered illiquid at June 30, 2006 was $9,179,010, which represented 4.72% of the Fund's Net Assets.
(h) Consists of more than one class of securities traded together as a unit.
(i) Interest rate is redetermined quarterly. Rate shown is the rate in effect on June 30, 2006.
(j) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at June 30, 2006 was $2,758,643, which represented 1.42% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(k) Non-income producing security.
(l) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM FLOATING RATE FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $197,966,560)      $194,861,303
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $7,303,614)                               7,303,614
===========================================================
     Total Investments (Cost $205,270,174)      202,164,917
===========================================================
Receivables for:
  Investments sold                                2,435,075
-----------------------------------------------------------
  Fund shares sold                                1,074,265
-----------------------------------------------------------
  Dividends and Interest                          1,227,559
-----------------------------------------------------------
  Fund expenses absorbed                             65,613
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               17,117
-----------------------------------------------------------
Other assets                                        102,675
===========================================================
     Total assets                               207,087,221
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Investments purchased                          11,245,899
-----------------------------------------------------------
  Fund shares reacquired                            342,221
-----------------------------------------------------------
  Dividends                                         334,972
-----------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                29,989
-----------------------------------------------------------
Accrued administrative services fees                  4,110
-----------------------------------------------------------
Accrued distribution fees                           106,790
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              486
-----------------------------------------------------------
Accrued transfer agent fees                          11,255
-----------------------------------------------------------
Accrued advisory fees                               103,813
-----------------------------------------------------------
Accrued operating expenses                          251,585
===========================================================
     Total liabilities                           12,431,120
===========================================================
Net assets applicable to shares outstanding    $194,656,101
___________________________________________________________
===========================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                  $247,478,181
-----------------------------------------------------------
Undistributed net investment income                 159,291
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                         (49,876,114)
-----------------------------------------------------------
Unrealized appreciation (depreciation) of
  investment securities                          (3,105,257)
===========================================================
                                               $194,656,101
___________________________________________________________
===========================================================


NET ASSETS:

Class A                                        $129,229,626
___________________________________________________________
===========================================================
Class B1                                       $ 20,949,984
___________________________________________________________
===========================================================
Class C                                        $ 44,389,208
___________________________________________________________
===========================================================
Class R                                        $     77,205
___________________________________________________________
===========================================================
Institutional Class                            $     10,078
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          14,258,474
___________________________________________________________
===========================================================
Class B1                                          2,310,880
___________________________________________________________
===========================================================
Class C                                           4,909,673
___________________________________________________________
===========================================================
Class R                                               8,522
___________________________________________________________
===========================================================
Institutional Class                                   1,112
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $       9.06
-----------------------------------------------------------
  Offering price per share:
     (Net asset value of $9.06 divided by
       97.50%)                                 $       9.29
___________________________________________________________
===========================================================
Class B1:
  Net asset value and offering price per
     share                                     $       9.07
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
     share                                     $       9.04
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
     share                                     $       9.06
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
     share                                     $       9.06
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM FLOATING RATE FUND

STATEMENT OF OPERATIONS

For the six months ended June 30, 2006
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $7,210,011
------------------------------------------------------------------------
Dividends from affiliated money market funds                     151,461
------------------------------------------------------------------------
Facilities fees earned                                           121,655
========================================================================
    Total investment income                                    7,483,127
========================================================================

EXPENSES:

Advisory fees                                                    817,531
------------------------------------------------------------------------
Administrative services fees                                      24,795
------------------------------------------------------------------------
Custodian fees                                                    27,374
------------------------------------------------------------------------
Distribution fees:
  Class A                                                        179,547
------------------------------------------------------------------------
  Class B1                                                        12,004
------------------------------------------------------------------------
  Class C                                                        169,770
------------------------------------------------------------------------
  Class R                                                             26
------------------------------------------------------------------------
Interest and line of credit fees                                 269,867
------------------------------------------------------------------------
Transfer agent fees                                              103,029
------------------------------------------------------------------------
Transfer agent fees -- Institutional                                   2
------------------------------------------------------------------------
Trustees' and officer's fees and benefits                         10,297
------------------------------------------------------------------------
Professional services fees                                       280,330
------------------------------------------------------------------------
Other                                                            183,788
========================================================================
    Total expenses                                             2,078,360
========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                  (340,084)
========================================================================
    Net expenses                                               1,738,276
========================================================================
Net investment income                                          5,744,851
========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES:

Net realized gain from investment securities                     565,868
========================================================================
Change in net unrealized appreciation (deprecation) of
  investment securities                                          (50,880)
========================================================================
Net gain from investment securities                              514,988
========================================================================
Net increase in net assets resulting from operations          $6,259,839
________________________________________________________________________
========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM FLOATING RATE FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2006 and the year ended December 31, 2005 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2006            2005
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  5,744,851    $ 10,041,089
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities              565,868        (432,027)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                          (50,880)        803,050
==========================================================================================
    Net increase in net assets resulting from operations         6,259,839      10,412,112
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (4,185,397)     (8,127,666)
------------------------------------------------------------------------------------------
  Class B1                                                        (284,083)             --
------------------------------------------------------------------------------------------
  Class C                                                       (1,239,872)     (1,834,764)
------------------------------------------------------------------------------------------
  Class R                                                             (299)             --
------------------------------------------------------------------------------------------
  Institutional Class                                                 (132)             --
==========================================================================================
    Decrease in net assets resulting from distributions         (5,709,783)     (9,962,430)
==========================================================================================
Share transactions-net:
  Class A                                                       (4,601,379)    (31,980,239)
------------------------------------------------------------------------------------------
  Class B1                                                      (4,852,330)             --
------------------------------------------------------------------------------------------
  Class C                                                       (3,357,814)     13,028,465
------------------------------------------------------------------------------------------
  Class R                                                           77,412              --
------------------------------------------------------------------------------------------
  Institutional Class                                               10,132              --
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (12,723,979)    (18,951,774)
==========================================================================================
    Net increase (decrease) in net assets                      (12,173,923)    (18,502,092)
==========================================================================================

NET ASSETS:

  Beginning of period                                          206,830,024     225,332,116
==========================================================================================
  End of period (including undistributed net investment
    income of $159,291 and $124,223, respectively)            $194,656,101    $206,830,024
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM FLOATING RATE FUND

STATEMENT OF CASH FLOWS

For the six months ended June 30, 2006

CASH PROVIDED BY OPERATING ACTIVITIES:

  Net increase in net assets resulting from operations          $  6,259,839
============================================================================

ADJUSTMENTS TO RECONCILE NET INCREASE IN NET ASSETS TO NET
  CASH PROVIDED BY OPERATIONS:

  Purchases of senior secured floating rate interests            (75,403,833)
----------------------------------------------------------------------------
  Proceeds from principal payments and sales of senior
    secured floating rate interests                              112,619,375
----------------------------------------------------------------------------
  Decrease in dividends and interest receivable                       96,757
----------------------------------------------------------------------------
  Increase in other assets                                           (56,254)
----------------------------------------------------------------------------
  Increase in accrued expenses and other payables                    180,785
----------------------------------------------------------------------------
  Unrealized depreciation on investment securities                    50,880
----------------------------------------------------------------------------
  Net realized gain on investment securities                        (565,868)
============================================================================
    Net cash provided by operating activities                     43,181,681
============================================================================

CASH USED IN FINANCING ACTIVITIES:

  Net decrease in borrowings on line of credit                   (19,500,000)
----------------------------------------------------------------------------
  Dividends paid to shareholders                                  (2,235,414)
----------------------------------------------------------------------------
  Proceeds from shares of beneficial interest sold                21,860,560
----------------------------------------------------------------------------
  Disbursements from shares of beneficial interest
    reacquired                                                   (38,727,365)
============================================================================
    Net cash provided by (used in) financing activities          (38,602,219)
============================================================================
Net increase in cash and cash equivalents                          4,579,462
============================================================================
Cash and cash equivalents at beginning of period                   2,724,152
============================================================================
Cash and cash equivalents at end of period                      $  7,303,614
____________________________________________________________________________
============================================================================

NON-CASH FINANCING ACTIVITIES:

  Value of shares of beneficial interest issued in
    reinvestment of dividends paid to shareholders              $  3,459,175
____________________________________________________________________________
============================================================================
Supplemental disclosure of cash flow information:
Cash paid during the year for interest was $170,541.

AIM FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Floating Rate Fund (the "Fund") is a series portfolio of AIM Counselor Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    Prior to April 14, 2006, the Fund operated as AIM Floating Rate Fund (the "Closed-End Fund"). The Closed-End Fund was reorganized as an open-end fund as of the close of business on April 13, 2006 through the transfer of all of its assets and liabilities to the Fund. As part of the reorganization, the Closed-End Fund was restructured from a sole series portfolio of AIM Floating Rate Fund, to a new series portfolio of the Trust, at which time the Fund's fiscal year-end changed to August 31. Upon closing of the reorganization, shareholders of (i) Class B shares of the Closed-End Fund that were not subject to an early withdrawal charge ("EWC") received Class A shares of the Fund, (ii) Class B shares of the Closed-End Fund that were subject to an EWC received Class B1 shares of the Fund, and (iii) Class C shares of the Closed-End Fund received Class C shares of the Fund. Information presented in this report for Class A shares includes financial data for Class B shares of the Closed-End Fund prior to the reorganization date. Information included in this report for Class C shares includes financial data for Class C shares of the Closed-End Fund.

    The Board of Trustees of the Trust approved, on July 5, 2006, the conversion of Class B1 shares into Class A shares of the Fund. The conversion of Class B1 shares into Class A shares occurred on July 27, 2006 (the "Conversion Date") after close of the reporting period. On the Conversion Date, each shareholder of record of Class B1 shares of the Fund received that number of Class A shares of the Fund having an aggregate net asset value equal to the net asset value of the Class B1 shares of the Fund held by such shareholder immediately prior to the Conversion Date. Class B1 shareholders are not expected to recognize gain or loss for federal income tax purposes in connection with the conversion.

    The Fund's investment objective is to provide a high level of current income and, secondarily, preservation of capital.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. SECURITY VALUATIONS -- Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

       Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are presented at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of

AIM FLOATING RATE FUND

     brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.
B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transaction are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Other income, including amendment fees, commitment fees, letter of credit fees, etc., included in the Statement of Operations, are recorded as income when received by the Fund. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.
D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.
H. CASH AND CASH EQUIVALENTS -- Cash and cash equivalents in the Statement of Cash Flows are comprised of cash and investments in affiliated money market funds for the purpose of investing daily available cash balances.
I. SECURITIES PURCHASED ON A WHEN-ISSUED AND DELAYED DELIVERY BASIS -- The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
J. INTERMEDIATE PARTICIPANTS -- The Fund invests in Corporate Loans from U.S. or non-U.S. companies (the "Borrowers"). The investment of the Fund in a Corporate Loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders ("Lenders") or one of the participants in the syndicate ("Participant"), one or more of which administers the loan on behalf of all the Lenders (the "Agent Bank"), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund's rights against the Borrower but also for the receipt and processing of payments due to the Fund under the Corporate Loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as "Intermediate Participants".

AIM FLOATING RATE FUND

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $500 million                                            0.65%
--------------------------------------------------------------------
Next $4.5 billion                                             0.60%
--------------------------------------------------------------------
Next $5 billion                                               0.575%
--------------------------------------------------------------------
Over $10 billion                                              0.55%
 ___________________________________________________________________
====================================================================


    Prior to April 14, 2006, the Fund paid an advisory fee to AIM at an annual rate of 0.95% of the Fund's average daily net assets.

    Effective April 14, 2006, AIM has entered in a sub-advisory agreement with INVESCO Senior Secured Management, Inc. ("ISSM"). Under the terms of the Sub-advisory agreement AIM pays ISSM 40% of the amount of AIM's compensation on the sub-advised assets annually. Prior to April 14, 2006, AIM had a similar agreement with respect to Closed-End Fund.

    The advisor has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B1, Class C, Class R and Institutional Class shares to 1.50%, 1.50%, 2.00%, 1.75% and 1.25% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended June 30, 2006, AIM waived fees of $299,408.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $736.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended June 30, 2006, AIM was paid $24,795.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended June 30, 2006, the Fund paid AIS $103,029 for Class A, Class B1, Class C and Class R share classes and $2 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B1, Class C, and Class R shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B1, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A, Class B and Class B1 shares, 0.75% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B1, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended June 30, 2006, the Class A, Class B1, Class C and Class R shares paid $179,547, $12,004, $136,984 and $26, respectively after ADI waived fees of $32,786 for Class C shares.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2006, ADI advised the Fund that it retained $0 in front-end sales commissions from the sale of Class A shares and $0, $22,979, $15,850 and $0 from Class A, Class B1, Class C and Class R shares, respectively, for CDSC and EWC imposed on redemptions by shareholders. ADI advised the Fund that it retained $13,316 imposed on redemptions of Class B Shares Closed-End fund.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

AIM FLOATING RATE FUND

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2006.

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               12/31/05          AT COST          FROM SALES       (DEPRECIATION)      06/30/06        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $1,362,076       $39,045,918       $(36,756,187)         $  --          $3,651,807      $ 75,452        $  --
----------------------------------------------------------------------------------------------------------------------------------
Premier
  Portfolio-
  Institutional
  Class                   --         4,127,803           (475,996)            --           3,651,807         1,212           --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            1,362,076        37,860,101        (39,222,177)            --                  --        74,797           --
==================================================================================================================================
  Total           $2,724,152       $81,033,822       $(76,454,360)         $  --          $7,303,614      $151,461        $  --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $7,154.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2006, the Fund paid legal fees of $2,117 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by JPMorgan Chase Bank. The Fund may borrow up to the lesser of (i) $250,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. The funds which are party to the line of credit are charged a commitment fee of 0.06% on the unused balanced of the committed line. During the six months ended June 30, 2006, the average borrowings for the 107 days the borrowings were outstanding was $17,780,374 with a weighted average interest rate of 4.97% and interest expense of $259,022.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

AIM FLOATING RATE FUND

NOTE 7--UNFUNDED LOAN COMMITMENTS

As of June 30, 2006, the Fund had unfunded loan commitments of $2,466,838, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

                                                                 UNFUNDED
BORROWER                                                        COMMITMENTS
---------------------------------------------------------------------------
AMF Bowling Worldwide, Inc.                                     $  485,000
---------------------------------------------------------------------------
AMSTED Industries Inc.                                             556,875
---------------------------------------------------------------------------
Calpine Corp.                                                       65,105
---------------------------------------------------------------------------
Federal-Mogul Corp.                                                 62,570
---------------------------------------------------------------------------
Hertz Corp. (The)                                                  926,323
---------------------------------------------------------------------------
LSP General Finance Co., LLC                                        14,196
---------------------------------------------------------------------------
Niska/CR Gas & Storage                                              38,183
---------------------------------------------------------------------------
Nuance Communications, Inc.                                        119,185
---------------------------------------------------------------------------
Pine Prairie Energy Center LLC                                      42,291
---------------------------------------------------------------------------
Yonkers Racing Corp.                                               157,110
===========================================================================
                                                                $2,466,838
___________________________________________________________________________
===========================================================================

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end. Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of December 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
December 31, 2007                                                $   453,428
-----------------------------------------------------------------------------
December 31, 2009                                                 10,188,057
-----------------------------------------------------------------------------
December 31, 2010                                                 21,273,718
-----------------------------------------------------------------------------
December 31, 2011                                                 10,298,295
-----------------------------------------------------------------------------
December 31, 2012                                                  2,745,717
-----------------------------------------------------------------------------
December 31, 2013                                                  5,482,284
=============================================================================
Total capital loss carryforward                                  $50,441,499
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2006 was $84,069,804 and $105,764,222, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $   730,937
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (3,669,829)
===============================================================================
Net unrealized appreciation (depreciation) of investment
  securities                                                       $(2,938,892)
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $205,103,809.

AIM FLOATING RATE FUND

NOTE 10--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A, Class B1, Class C, Class R and Institutional Class. Prior to the Reorganization, the Fund offered Class B shares (see footnotes to the table below). Class A shares are sold with a front-end sales charge. Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. As of the close of business on April 13, 2006, Class B1 shares were closed to current and new investors. Effective on July 27, 2006, all outstanding Class B1 shares will be converted into Class A shares of the Fund.

  Information presented below for Class A and Class C shares, respectively, includes financial data for Closed-End Fund Class B and Class C shares, respectively, prior to the reorganization.

                                           CHANGES IN SHARES OUTSTANDING(E)
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    JUNE 30, 2006               DECEMBER 31, 2005
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      1,282,766    $ 11,654,202       697,277    $  6,298,550
----------------------------------------------------------------------------------------------------------------------
  Class B1(a)(b)                                                     147           1,340            --              --
----------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,228,039      11,136,287     2,511,732      22,638,124
----------------------------------------------------------------------------------------------------------------------
  Class R(a)                                                       8,489          77,110            --              --
----------------------------------------------------------------------------------------------------------------------
  Institutional Class(a)                                           1,098          10,000            --              --
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        248,397       2,255,506       537,184       4,853,113
----------------------------------------------------------------------------------------------------------------------
  Class B1(a)(b)                                                  27,645         251,442            --              --
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        105,085         951,796       162,391       1,462,776
----------------------------------------------------------------------------------------------------------------------
  Class R(a)                                                          33             299            --              --
----------------------------------------------------------------------------------------------------------------------
  Institutional Class(a)                                              14             132            --              --
======================================================================================================================
Reacquired:(c)
  Class A(d)                                                  (2,017,921)    (18,511,087)   (4,782,363)    (43,131,902)
----------------------------------------------------------------------------------------------------------------------
  Class B1(a)(b)                                                (580,387)     (5,105,112)           --              --
----------------------------------------------------------------------------------------------------------------------
  Class C(d)                                                  (1,705,443)    (15,445,897)   (1,230,185)    (11,072,435)
----------------------------------------------------------------------------------------------------------------------
  Class R(a)                                                          --               3            --              --
----------------------------------------------------------------------------------------------------------------------
  Institutional Class(a)                                              --              --            --              --
======================================================================================================================
                                                              (1,402,038)   $(12,723,979)   (2,103,964)   $(18,951,774)
______________________________________________________________________________________________________________________
======================================================================================================================

(a) Class B1, Class R and Institutional Class shares commenced operations on April 13, 2006.
(b) Effective July 27, 2006, all outstanding Class B1 shares will be converted into Class A shares of the Fund.
(c) Amount is net of redemption fees of $5,805, $1,686, $3 and $0 for Class A, Class C, Class R and Institutional Class shares, respectively, for the six months ended June 30, 2006.
(d) Includes redemption activity for Class B shares and Class C shares of the Closed-End Fund from January 1, 2006 through April 13, 2006 (date of reorganization) as follows: Class B shares -- 828,994 shares and $7,518,875; Class C shares -- 708,337 shares and $6,403,362.
(e) Upon the closing of the reorganization of the Closed-End Fund into the Fund on April 13, 2006 the Fund issued the following shares in connection with such reorganization:

   --------------------------------------------------------------------------
                    FUND                             CLOSED-END FUND
   --------------------------------------------------------------------------
   --------------------------------------   ---------------------------------
     CLASS        SHARES        AMOUNT      CLASS     SHARES        AMOUNT
   --------------------------------------------------------------------------
       A        14,204,828   $129,405,986    --             --   $         --
       B1        2,863,475     26,086,257     B     17,068,303    155,492,243
       C         4,942,796     44,930,012     C      4,942,796     44,930,012
                -------------------------------------------------------------
   Net Assets   22,011,099   $200,422,255           22,011,099   $200,422,255
                -------------------------------------------------------------

AIM FLOATING RATE FUND

NOTE 11--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, of the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated. Information presented prior to the close of business on April 13, 2006 (date of reorganization) includes financial data for Class B shares of the Closed-End Fund.

                                                                                         CLASS A
                                                        -------------------------------------------------------------------------
                                                        SIX MONTHS
                                                          ENDED                          YEAR ENDED DECEMBER 31,
                                                         JUNE 30,        --------------------------------------------------------
                                                           2006            2005        2004        2003        2002        2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $   9.04        $   9.02    $   8.77    $   8.51    $   8.64    $   9.37
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.26(a)         0.43        0.30        0.33        0.38        0.60(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              0.02            0.01        0.25        0.25       (0.13)      (0.73)
=================================================================================================================================
    Total from investment operations                         0.28            0.44        0.55        0.58        0.25       (0.13)
=================================================================================================================================
Less distributions:
  Dividends from net investment income                      (0.26)          (0.42)      (0.29)      (0.32)      (0.38)      (0.60)
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                            --              --       (0.01)         --          --          --
=================================================================================================================================
    Total distributions                                     (0.26)          (0.42)      (0.30)      (0.32)      (0.38)      (0.60)
=================================================================================================================================
Redemption fees added to shares of beneficial interest       0.00            0.00        0.00        0.00        0.00        0.00
=================================================================================================================================
Net asset value, end of period                           $   9.06        $   9.04    $   9.02    $   8.77    $   8.51    $   8.64
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                              3.16%           5.00%       6.36%       6.94%       2.88%      (1.49)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $129,230        $159,206    $190,814    $221,964    $266,260    $357,841
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets (including
  interest expense):
  With fee waivers and/or expense reimbursements             1.68%(c)        2.04%       1.65%       1.48%       1.49%       1.38%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements          1.98%(c)        2.17%       1.69%       1.48%       1.49%       1.38%
=================================================================================================================================
Ratio of expenses to average net assets (excluding
  interest expense):
  With fee waivers and/or expense reimbursements             1.41%(c)        1.50%       1.50%       1.48%       1.49%       1.38%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements          1.71%(c)        1.63%       1.54%       1.48%       1.49%       1.38%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets         5.87%(c)        4.69%       3.31%       3.80%       4.40%       6.66%
=================================================================================================================================
Ratio of interest expense to average net assets(d)           0.27%(c)        0.54%       0.15%         --%         --%         --%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                     40%             56%         82%         72%         56%         38%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c) Ratios are annualized and based on average daily net assets of $144,827,962.
(d) Ratio includes interest expense and fees on the committed line of credit.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM FLOATING RATE FUND

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                   CLASS B1
                                                                --------------
                                                                APRIL 13, 2006
                                                                 (DATE SALES
                                                                  COMMENCED)
                                                                      TO
                                                                   JUNE 30,
                                                                     2006
------------------------------------------------------------------------------
Net asset value, beginning of period                               $  9.11
------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                               0.12(a)
------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                      (0.04)
==============================================================================
    Total from investment operations                                  0.08
==============================================================================
  Less dividends from net investment income                          (0.12)
==============================================================================
Redemption fees added to shares of beneficial interest                0.00
==============================================================================
Net asset value, end of period                                     $  9.07
______________________________________________________________________________
==============================================================================
Total return(b)                                                       0.87%
______________________________________________________________________________
==============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $20,950
______________________________________________________________________________
==============================================================================
Ratio of expenses to average net assets (including interest
  expense):
  With fee waivers and/or expense reimbursements                      1.68%(c)
------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                   1.98%(c)
==============================================================================
Ratio of expenses to average net assets (excluding interest
  expense):
  With fee waivers and/or expense reimbursements                      1.41%(c)
------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                   1.71%(c)
______________________________________________________________________________
==============================================================================
Ratio of net investment income to average net assets                  5.87%(c)
==============================================================================
Ratio of interest expense to average net assets(d)                    0.27%(c)
______________________________________________________________________________
==============================================================================
Portfolio turnover rate(e)                                              40%
______________________________________________________________________________
==============================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $22,468,955.
(d) Ratio includes interest expense and fees on the committed line of credit.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM FLOATING RATE FUND

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated. Information presented prior to the close of business on April 13, 2006 (date of reorganization) includes financial data for Class C shares of the Closed-End Fund.

                                                                                           CLASS C
                                                             --------------------------------------------------------------------
                                                             SIX MONTHS
                                                               ENDED                        YEAR ENDED DECEMBER 31,
                                                              JUNE 30,        ---------------------------------------------------
                                                                2006           2005       2004       2003       2002       2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  9.02         $  8.99    $  8.75    $  8.49    $  8.62    $  9.35
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.25(a)         0.40       0.27       0.31       0.36       0.58(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.02            0.03       0.25       0.25      (0.14)     (0.73)
=================================================================================================================================
    Total from investment operations                             0.27            0.43       0.52       0.56       0.22      (0.15)
=================================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.25)          (0.40)     (0.27)     (0.30)     (0.35)     (0.58)
---------------------------------------------------------------------------------------------------------------------------------
  Returns of Capital                                               --              --      (0.01)        --         --         --
=================================================================================================================================
    Total distributions                                         (0.25)          (0.40)     (0.28)     (0.30)     (0.35)     (0.58)
=================================================================================================================================
Redemption fees added to shares of beneficial interest           0.00            0.00       0.00       0.00       0.00       0.00
=================================================================================================================================
Net asset value, end of period                                $  9.04         $  9.02    $  8.99    $  8.75    $  8.49    $  8.62
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                  2.98%           4.85%      5.98%      6.68%      2.62%     (1.75)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $44,389         $47,624    $34,518    $20,793    $20,421    $31,274
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets (including interest
  expense):
  With fee waivers and/or expense reimbursements                 2.03%(c)        2.29%      1.89%      1.73%      1.74%      1.63%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              2.48%(c)        2.67%      2.19%      1.98%      1.99%      1.88%
=================================================================================================================================
Ratio of expenses to average net assets (excluding interest
  expense):
  With fee waivers and/or expense reimbursements                 1.76%(c)        1.75%      1.74%      1.73%      1.74%      1.63%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              2.21%(c)        2.13%      2.04%      1.98%      1.99%      1.88%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets             5.52%(c)        4.44%      3.07%      3.55%      4.15%      6.40%
=================================================================================================================================
Ratio of interest expense to average net assets(d)               0.27%(c)        0.54%      0.15%        --%        --%        --%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                         40%             56%        82%        72%        56%        38%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c) Ratios are annualized and based on average daily net assets of $45,647,180.
(d) Ratio includes interest expense and fees on the committed line of credit.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM FLOATING RATE FUND

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                   CLASS R
                                                                --------------
                                                                APRIL 13, 2006
                                                                 (DATE SALES
                                                                COMMENCED) TO
                                                                   JUNE 30,
                                                                     2006
------------------------------------------------------------------------------
Net asset value, beginning of period                                $ 9.11
------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                               0.11(a)
------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                      (0.05)
==============================================================================
    Total from investment operations                                  0.06
==============================================================================
  Less dividends from net investment income                          (0.11)
==============================================================================
Redemption fees added to shares of beneficial interest                0.00
==============================================================================
Net asset value, end of period                                      $ 9.06
______________________________________________________________________________
==============================================================================
Total return(b)                                                       0.71%
______________________________________________________________________________
==============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $   77
______________________________________________________________________________
==============================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                      1.53%(c)
------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                   1.53%(c)
______________________________________________________________________________
==============================================================================
Ratio of net investment income to average net assets                  6.02%(c)
______________________________________________________________________________
==============================================================================
Portfolio turnover rate(d)                                              40%
______________________________________________________________________________
==============================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $24,391.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM FLOATING RATE FUND

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                INSTITUTIONAL
                                                                    CLASS
                                                                --------------
                                                                APRIL 13, 2006
                                                                 (DATE SALES
                                                                COMMENCED) TO
                                                                   JUNE 30,
                                                                     2006
------------------------------------------------------------------------------
Net asset value, beginning of period                                $ 9.11
------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                               0.12(a)
------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                      (0.05)
==============================================================================
    Total from investment operations                                  0.07
==============================================================================
Less dividends from net investment income                            (0.12)
==============================================================================
Redemption fees added to shares of beneficial interest                0.00
==============================================================================
Net asset value, end of period                                      $ 9.06
______________________________________________________________________________
==============================================================================
Total return(b)                                                       0.82%
______________________________________________________________________________
==============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $   10
______________________________________________________________________________
==============================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                      1.03%(c)
------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                   1.03%(c)
______________________________________________________________________________
==============================================================================
Ratio of net investment income to average net assets                  6.52%(c)
______________________________________________________________________________
==============================================================================
Portfolio turnover rate(d)                                              40%
______________________________________________________________________________
==============================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $10,023.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDING

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

    AIM Floating Rate Fund, along with numerous unrelated funds and financial institutions, has been named as a defendant in two private civil lawsuits filed in the United States Bankruptcy Court, Southern District of New York (Enron Corp. v. J.P. Morgan Securities, Inc., et al., Case No. 01-16034(AJG) and Adelphia Communications Corp. and its Affiliate Debtors in Possession and Official Committee of Unsecured Creditors of Adelphia v. Bank of America, individually and as Agent for various Banks Party to Credit Agreements, et al., Case No. 02-41729). These lawsuits seek, respectively, avoidance of certain payments made by Enron Corp. and avoidance of certain loans to Adelphia Communications Corp. The Enron lawsuit alleges that payments made to the Fund and other creditors to prepay and/or redeem certain commercial paper prior to its maturity were preferential transfers. The amount sought to be

AIM FLOATING RATE FUND
recovered from the Fund in the Enron lawsuit is the aggregate amount of the repurchases of Enron's commercial paper from the fund during the 90 days prior to the filing by Enron of a bankruptcy petition(approximately $10 million) plus interest and Enron's court costs. The Adelphia lawsuit alleges that the purchasers of Adelphia's bank debt knew, or should have known, that the loan proceeds would not benefit Adelphia, but instead would be used to enrich Adelphia insiders. The amount sought to be recovered from the Fund in the Adelphia lawsuit is not specified in such lawsuit. Adelphia has also filed a bankruptcy petition. Accordingly, any recoveries by the plaintiffs in these lawsuits may result in a corresponding claim against the respective bankruptcy estate, which may be paid in part through distributions under a plan of reorganization to the extent the claim is allowed under such plan.

    At this time, management of AIM and the Fund are unable to make an assessment of the likelihood of loss in the Enron and Adelphia lawsuits, and the Fund therefore has not recorded a liability in its financial statements for any potential loss in either of these lawsuits.

    On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM FLOATING RATE FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Philip A. Taylor                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Jack M. Fields                                                                  11 Greenway Plaza
Carl Frischling                   Todd L. Spillane                              Suite 100
Robert H. Graham                  Chief Compliance Officer                      Houston, TX 77046-1173
Vice Chair
Prema Mathai-Davis                Russell C. Burk                               TRANSFER AGENT
Lewis F. Pennock                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Larry Soll                        John M. Zerr                                  Houston, TX 77210-4739
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President, Treasurer                     Boston, MA 02110-2801
                                  and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173
                                                                                SUB-ADVISOR
                                                                                INVESCO Senior Secured Management, Inc.
                                                                                1166 Avenue of the Americas
                                                                                New York, NY 10036-2727

   DOMESTIC EQUITY                                       SECTOR EQUITY                         AIM ALLOCATION SOLUTIONS
AIM Basic Balanced Fund*                     AIM Advantage Health Sciences Fund                AIM Conservative Allocation Fund
AIM Basic Value Fund                         AIM Energy Fund                                   AIM Growth Allocation Fund
AIM Capital Development Fund                 AIM Financial Services Fund                       AIM Moderate Allocation Fund
AIM Charter Fund                             AIM Global Health Care Fund                       AIM Moderate Growth Allocation Fund
AIM Constellation Fund                       AIM Global Real Estate Fund                       AIM Moderately Conservative
AIM Diversified Dividend Fund                AIM Gold & Precious Metals Fund                   Allocation Fund
AIM Dynamics Fund                            AIM Leisure Fund
AIM Large Cap Basic Value Fund               AIM Multi-Sector Fund
AIM Large Cap Growth Fund                    AIM Real Estate Fund(1)                           DIVERSIFIED PORTFOLIOS
AIM Mid Cap Basic Value Fund                 AIM Technology Fund
AIM Mid Cap Core Equity Fund(1)              AIM Utilities Fund                                AIM Income Allocation Fund
AIM Opportunities I Fund                                                                       AIM International Allocation Fund
AIM Opportunities II Fund
AIM Opportunities III Fund                               FIXED INCOME
AIM S&P 500 Index Fund
AIM Select Equity Fund                       TAXABLE
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund                    AIM Enhanced Short Bond Fund
AIM Structured Core Fund                     AIM Floating Rate Fund
AIM Structured Growth Fund                   AIM High Yield Fund
AIM Structured Value Fund                    AIM Income Fund
AIM Summit Fund                              AIM Intermediate Government Fund
AIM Trimark Endeavor Fund                    AIM International Bond Fund
AIM Trimark Small Companies Fund             AIM Limited Maturity Treasury Fund
*Domestic equity and income fund             AIM Money Market Fund
                                             AIM Short Term Bond Fund
   INTERNATIONAL/GLOBAL EQUITY               AIM Total Return Bond Fund
                                             Premier Portfolio
AIM Asia Pacific Growth Fund                 Premier U.S.Government Money Portfolio
AIM China Fund
AIM Developing Markets Fund
AIM European Growth Fund                     TAX-FREE
AIM European Small Company Fund(1)
AIM Global Aggressive Growth Fund            AIM High Income Municipal Fund(1)
AIM Global Equity Fund                       AIM Municipal Bond Fund
AIM Global Growth Fund                       AIM Tax-Exempt Cash Fund
AIM Global Value Fund                        AIM Tax-Free Intermediate Fund
AIM Japan Fund                               Premier Tax-Exempt Portfolio
AIM International Core Equity Fund
AIM International Growth Fund
AIM International Small Company Fund(1)
AIM Trimark Fund

                                              ================================================================================
                                              CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
                                              FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
                                              FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
                                              ================================================================================





(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

   If used after October 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M MANAGEMENT GROUP INC. HAS PROVIDED LEADERSHIP IN THE INVESTMENT MANAGEMENT INDUSTRY SINCE 1976. AIM IS A SUBSIDIARY OF AMVESCAP PLC, ONE OF THE WORLD'S LARGEST INDEPENDENT FINANCIAL SERVICES COMPANIES WITH $414 BILLION IN ASSETS UNDER MANAGEMENT. DATA AS OF JUNE 30, 2006.

AIMinvestments.com                 FLR-SAR-1            A I M Distributors, Inc.

                      [YOUR GOALS. OUR SOLUTIONS.]--Registered Trademark--
========================================================================
Mutual  Retirement  Annuities  College  Separately  Offshore  Cash                        [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products               Savings  Managed     Products  Management                      --Registered Trademark--
                               Plans    Accounts
========================================================================

ITEM 2. CODE OF ETHICS.

     There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

     Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of June 19, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 19, 2006, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a) (1) Not applicable.

12(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Floating Rate Fund


By: /s/ Philip A. Taylor
    ------------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: September 5, 2006

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ------------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: September 5, 2006


By: /s/ Sidney M. Dilgren
    ------------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: September 5, 2006

                                  EXHIBIT INDEX

12(a) (1) Not applicable.

12(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.